Schedule of Investments (unaudited) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 7.5%
AIG CLO Ltd., Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.36%), 2.35%, 10/25/32(a)(b)	USD	3,000	$2,946,705
AIMCO CLO, Series 2017-AA, Class C, (LIBOR USD 3 Month + 2.45%), 3.59%, 07/20/29(a)(b)		1,000	976,064
AIMCO CLO 10 Ltd., Series 2019-10A, Class D, (LIBOR USD 3 Month + 3.55%), 4.65%, 07/22/32(a)(b)		750	673,172
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57(c)		730	730,362
Series 2018-A, Class A, 3.85%, 04/25/58(c)		1,894	1,799,219
Series 2018-E, Class A, 4.38%, 06/25/58(d)		2,724	2,752,859
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		2,793	2,815,127
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		2,725	2,643,606
Series 2019-E, Class A, 3.00%, 09/25/59(e)		2,547	2,486,004
Series 2019-E, Class B, 4.88%, 09/25/59(e)		280	233,167
Series 2019-E, Class C, 0.00%, 09/25/59		662	309,701
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 3.26%, 10/21/28(a)(b)		1,000	961,155
ALM Ltd., Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.36%, 10/15/29(a)(b)		3,000	2,932,457
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.12%, 07/15/27		1,200	1,154,720
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 3.92%, 07/15/27		1,000	938,086
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 2.74%, 01/28/31		1,000	948,020
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 3.49%, 01/28/31		1,000	878,968
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 4.51%, 10/13/30(a)(b)		1,000	927,087
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	140	150,131
Apidos CLO XV, Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 2.99%, 04/20/31(a)(b)	USD	500	466,551
Apidos CLO XX(a)(b):
Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 3.13%, 07/16/31		1,000	940,678
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 4.13%, 07/16/31		1,500	1,338,363
Apidos CLO XXII, Series 2015-22A, Class CR, (LIBOR USD 3 Month + 2.95%), 4.09%, 04/20/31(a)(b)		500	471,233
Apidos CLO XXXII, Series 2019-32A, Class C, (LIBOR USD 3 Month + 2.40%), 4.08%, 01/20/33(a)(b)		500	490,894
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	183	189,406
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 4.67%, 10/15/29(a)(b)	USD	1,000	926,634
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 4.10%, 07/22/30(a)(b)		1,000	896,073
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.02%, 10/15/30		250	235,771

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 3.87%, 10/15/30	USD	1,000	$882,305
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 04/20/30(a)(b)		1,000	951,826
Atrium XV, Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.04%, 01/23/31(a)(b)		500	441,946
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR	260	246,001
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE5, Class 1A4, (LIBOR USD 1 Month + 0.30%), 0.48%, 06/25/47(a)	USD	3,300	2,931,729
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)	EUR	100	107,098
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2X, Class DRR, (EURIBOR 3 Month + 5.70%), 5.70%, 11/17/31(a)		117	113,734
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 3.79%, 04/27/31	USD	1,000	890,070
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.95%), 3.06%, 10/21/31		1,000	977,403
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.80%), 3.91%, 10/21/31		1,000	985,743
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 4.61%, 04/23/29		1,000	930,003
Series 2017-5A, Class B, (LIBOR USD 3 Month + 1.85%), 2.98%, 11/16/30		1,500	1,416,874
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 3.47%, 07/15/30(a)(b)		2,000	1,930,925
Flatiron CLO 19 Ltd.(a)(b):
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.70%), 3.09%, 11/16/32		1,000	970,518
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 4.29%, 11/16/32		1,500	1,423,956
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 3.17%, 07/15/31(a)(b)		500	474,930
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 10/20/32(a)(b)		1,000	945,651
Greene King Finance plc, Series B1, (LIBOR GBP 3 Month + 1.80%), 1.99%, 12/15/34(a)	GBP	100	104,508
Gulf Stream Meridian 1 Ltd.(a)(b):
Series 2020-IA, Class A1, (LIBOR USD 3 Month + 1.37%), 3.00%, 04/15/33	USD	3,000	2,944,116
Series 2020-IA, Class B, (LIBOR USD 3 Month + 2.00%), 3.63%, 04/15/33		2,000	1,964,602
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	330	336,897
Kayne CLO I Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.00%), 3.22%, 07/15/31(a)(b)	USD	1,000	951,846
Legacy Mortgage Asset Trust, Series 2019- SL2, Class A, 3.38%, 02/25/59(b)(c)(d)		2,932	2,697,456
Mariner CLO LLC, Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 1.90%), 3.04%, 04/20/29(a)(b)		2,000	1,913,360
Mariner CLO Ltd., Series 2017-4A, Class D, (LIBOR USD 3 Month + 3.05%), 4.04%, 10/26/29(a)(b)		1,300	1,171,898

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A2, (LIBOR USD 1 Month + 0.14%), 0.32%, 05/25/37(a)	USD	3,462	$2,958,480
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/30(a)(b)		1,000	962,804
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.03%, 10/17/27(a)(b)		500	452,717
OCP CLO Ltd.(a)(b):
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 3.93%, 04/17/27		500	490,191
Series 2020-18A, Class D, (LIBOR USD 3 Month + 4.33%), 4.58%, 04/20/30		250	249,985
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	148	149,892
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		100	89,406
Octagon Investment Partners 28 Ltd., Series 2016-1A, Class C1R, (LIBOR USD 3 Month + 2.25%), 3.27%, 10/24/30(a)(b)	USD	1,000	962,409
OHA Credit Funding 4 Ltd., Series 2019-4A, Class D, (LIBOR USD 3 Month + 3.75%), 4.85%, 10/22/32(a)(b)		1,000	937,898
OHA Credit Funding 5 Ltd., Series 2020-5A, Class D, (LIBOR USD 3 Month + 3.00%), 4.31%, 04/18/33(a)(b)		500	439,620
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.09%, 01/20/32(a)(b)		500	445,031
Option One Mortgage Loan Trust, Series 2007- FXD1, Class 2A1, 5.87%, 01/25/37(e)		1,178	1,108,181
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	158	166,016
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		100	103,163
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/31	USD	2,000	1,946,364
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 2.62%, 05/21/29		500	486,738
Series 2015-2A, Class CR2, (LIBOR USD 3 Month + 2.75%), 3.89%, 07/20/30		500	443,790
Series 2018-2A, Class A2, (LIBOR USD 3 Month + 1.65%), 2.83%, 07/16/31		1,000	963,914
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 3.07%, 11/14/32		1,000	955,338
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.75%), 4.17%, 11/14/32		1,000	971,599
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 1.98%, 08/20/27(a)(b)		1,500	1,476,271
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.85%), 4.24%, 05/15/32(a)(b)		1,500	1,369,043
Progress Residential Trust, Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	2,945,805
Regata XII Funding Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.75%), 4.97%, 10/15/32(a)(b)		1,000	918,031
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 3.06%, 12/20/28(a)(b)		1,000	895,196

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.(a)(b):
Series 2019-2A, Class C, (LIBOR USD 3 Month + 2.70%), 4.60%, 01/15/33	USD	1,000	$969,205
Series 2019-2A, Class D, (LIBOR USD 3 Month + 3.90%), 5.80%, 01/15/33		1,000	924,225
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 2.33%, 10/20/30		1,500	1,471,591
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 3.34%, 10/20/31		500	487,731
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 4.24%, 10/20/31		500	449,941
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 04/20/32		500	474,306
RRE 1 Loan Management DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 04/15/32(a)	EUR	300	323,684
TCW CLO Ltd.(a)(b):
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 2.89%, 07/29/29	USD	1,000	962,387
Series 2017-1A, Class DR, (LIBOR USD 3 Month + 3.15%), 3.99%, 07/29/29		1,000	917,172
TICP CLO IX Ltd.(a)(b):
Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 2.74%, 01/20/31		500	481,249
Series 2017-9A, Class D, (LIBOR USD 3 Month + 2.90%), 4.04%, 01/20/31		1,000	899,222
TICP CLO VIII Ltd., Series 2017-8A, Class C, (LIBOR USD 3 Month + 3.10%), 4.24%, 10/20/30(a)(b)		1,000	915,341
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 3.29%, 10/20/31		600	577,151
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 4.19%, 10/20/31		1,050	951,359
TICP CLO XV Ltd., Series 2020-15A, Class A, (LIBOR USD 3 Month + 1.28%), 2.92%, 04/20/33(a)(b)		3,500	3,420,384
Trestles CLO III Ltd., Series 2020-3A, Class B1, (LIBOR USD 3 Month + 1.85%), 3.00%, 01/20/33(a)(b)		1,000	970,073
Vericrest Opportunity Loan Trust, Series 2019- NPL2, Class A1, 3.97%, 02/25/49(b)(e)		2,258	2,268,230
Westcott Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.25%), 3.39%, 07/20/28(a)(b)		500	496,105
York CLO 1 Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.11%, 10/22/29(a)(b)		1,000	954,355

Total Asset-Backed Securities — 7.5% (Cost: $107,842,353)			103,719,201

		Shares

Common Stocks — 0.2%

Building Products — 0.0%
AZEK Co., Inc. (The)(f)		234	7,455

Chemicals — 0.1%
Element Solutions, Inc.(f)		51,799	562,019

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(c)(f)		1,227	9,816

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.0%
Arrow Global Group plc	10,661	$11,744

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA	109,444	42,596

Energy Equipment & Services — 0.0%
McDermott International, Inc.(f)	4,194	302

Entertainment — 0.0%
Live Nation Entertainment, Inc.(f)	3,488	154,623

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.	14,632	506,267
VICI Properties, Inc.	36,414	735,199

		1,241,466

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(c)(f)	3,880	4

Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc.	534	71,102
Hilton Worldwide Holdings, Inc.	2,078	152,629
Six Flags Entertainment Corp.	7,981	153,315

		377,046

Life Sciences Tools & Services — 0.0%
PPD, Inc.(f)	1,022	27,390

Machinery — 0.0%(f)
AFGlobal Corp.(c)	897	—
Ameriforge Group, Inc.	283	7,075

		7,075

Marine — 0.0%
Projector SA(c)(f)	1,227	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(f)	76,920	79,997

Metals & Mining — 0.0%
Constellium SE, Class A(f)	50,427	387,279

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.(f)	24,785	453,318

Software — 0.0%
Avaya Holdings Corp.(f)	12	148

Total Common Stocks — 0.2% (Cost: $3,800,532)		3,362,278

	Par (000)

Corporate Bonds — 68.0%

Aerospace & Defense — 2.0%
Boeing Co. (The), 5.15%, 05/01/30	4,790	5,340,993
Bombardier, Inc.(b):
8.75%, 12/01/21	633	514,313
5.75%, 03/15/22	46	33,950
6.00%, 10/15/22	162	113,400
6.13%, 01/15/23	202	138,936
7.50%, 12/01/24	171	112,005
7.50%, 03/15/25	802	523,385
7.88%, 04/15/27	746	488,630
BWX Technologies, Inc.(b):
5.38%, 07/15/26	471	485,309
4.13%, 06/30/28	292	291,270
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)	400	306,880
General Dynamics Corp., 4.25%, 04/01/50	960	1,242,414

Security	Par (000)		Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc., 5.13%, 10/01/24	USD	269	$278,646
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(b)		153	170,486
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		366	379,725
L3Harris Technologies, Inc., 4.40%, 06/15/28		300	354,868
Leidos, Inc., 4.38%, 05/15/30(b)		179	201,635
Northrop Grumman Corp.:
4.03%, 10/15/47		1,250	1,515,214
5.25%, 05/01/50		2,320	3,327,948
Raytheon Technologies Corp.:
4.63%, 11/16/48		120	155,792
3.13%, 07/01/50		2,365	2,513,490
Rolls-Royce plc, 0.88%, 05/09/24	EUR	500	507,527
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26	USD	294	294,206
4.00%, 03/01/28		410	370,537
SSL Robotics LLC, 9.75%, 12/31/23(b)		48	51,360
TransDigm, Inc.(b):
8.00%, 12/15/25		740	777,733
6.25%, 03/15/26		7,272	7,253,965

			27,744,617

Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48		155	159,297
XPO Logistics, Inc., 6.25%, 05/01/25(b)		74	77,515

			236,812

Airlines — 0.2%
American Airlines, Inc., 11.75%, 07/15/25(b)		183	173,336
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		387	399,488
easyJet plc, 0.88%, 06/11/25	EUR	100	92,396
International Consolidated Airlines Group SA:
Series IAG, 0.63%, 11/17/22(g)		100	90,878
0.50%, 07/04/23		200	178,315
Mileage Plus Holdings LLC, 6.50%, 06/20/27(b)	USD	989	991,472
Ryanair DAC, 1.13%, 08/15/23	EUR	500	521,440

			2,447,325

Auto Components — 1.0%
Adient US LLC, 9.00%, 04/15/25(b)	USD	190	204,668
Allison Transmission, Inc., 5.88%, 06/01/29(b)		770	800,800
BorgWarner, Inc., 2.65%, 07/01/27		1,920	1,969,910
Clarios Global LP:
6.75%, 05/15/25(b)		657	683,280
4.38%, 05/15/26	EUR	1,134	1,255,539
6.25%, 05/15/26(b)	USD	1,528	1,575,750
8.50%, 05/15/27(b)		2,624	2,636,989
Continental AG, 2.50%, 08/27/26	EUR	200	236,724
Dealer Tire LLC, 8.00%, 02/01/28(b)	USD	468	433,485
Faurecia SE, 2.63%, 06/15/25	EUR	200	217,959
Goodyear Europe BV, 3.75%, 12/15/23		400	430,211
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	USD	241	257,870
Icahn Enterprises LP:
6.75%, 02/01/24		486	489,645
4.75%, 09/15/24		93	87,439
6.38%, 12/15/25		125	123,750
6.25%, 05/15/26		488	488,341
5.25%, 05/15/27		114	110,010
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(h)(i)	EUR	500	550,515
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(j)	USD	200	198,563

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
ZF Europe Finance BV:
2.00%, 02/23/26	EUR	300	$311,434
2.50%, 10/23/27		1,000	1,022,780

			14,085,662

Automobiles — 0.7%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26		400	449,400
4.50%, 07/07/28		425	477,488
Ford Motor Co.:
8.50%, 04/21/23	USD	238	251,685
4.35%, 12/08/26		30	27,984
4.75%, 01/15/43		104	81,931
5.29%, 12/08/46		75	61,672
General Motors Co.:
6.13%, 10/01/25		1,128	1,267,516
6.80%, 10/01/27		614	715,470
5.00%, 10/01/28		572	608,452
Peugeot SA, 2.75%, 05/15/26	EUR	100	114,075
RCI Banque SA, (EUR Swap Annual 5 Year + 2.85%), 2.63%, 02/18/30(a)		600	613,881
Renault SA, 1.25%, 06/24/25		400	409,445
Tesla, Inc., 5.30%, 08/15/25(b)	USD	858	858,000
Volkswagen Group of America Finance LLC, 3.35%, 05/13/25(b)		2,760	2,945,571
Winnebago Industries, Inc., 6.25%, 07/15/28(b)		116	116,000

			8,998,570

Banks — 4.6%
AIB Group plc(a)(j):
(EUR Swap Annual 5 Year + 5.70%), 5.25%	EUR	400	422,935
(EUR Swap Annual 5 Year + 6.63%), 6.25%		400	446,668
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.37%(a)(j)		200	226,290
Banco Bilbao Vizcaya Argentaria SA:
(EUR Swap Annual 5 Year + 5.66%), 5.87%(a)(j)		800	871,904
1.00%, 06/21/26		400	446,676
Banco de Credito del Peru(a):
(LIBOR USD 3 Month + 7.71%), 6.87%, 09/16/26	USD	630	667,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.00%, 07/01/30(b)		350	344,400
Banco de Credito e Inversiones SA, 3.50%, 10/12/27		1,205	1,267,133
Banco de Sabadell SA(a)(j):
(EUR Swap Annual 5 Year + 6.41%), 6.50%	EUR	200	183,602
(EUR Swap Annual 5 Year + 6.05%), 6.12%		200	180,322
Banco General SA, 4.13%, 08/07/27	USD	1,179	1,245,687
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa:
4.13%, 06/06/24		653	671,570
4.38%, 04/11/27		170	172,178
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26		1,248	1,260,090
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)		2,332	2,552,141
Banco Santander SA(a)(j):
(EUR Swap Annual 5 Year + 6.80%), 6.75%	EUR	200	230,178
(EUR Swap Annual 5 Year + 4.53%), 4.37%		400	405,552
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(a)	USD	5,300	5,088,000

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.:
(LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/25(a)	USD	530	$556,796
Series L, 4.18%, 11/25/27		2,000	2,288,915
(LIBOR USD 3 Month + 1.18%), 3.19%, 07/23/30(a)		850	938,321
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(j)		1,477	1,424,123
Bank of Ireland Group plc:
1.38%, 08/29/23	EUR	150	168,534
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(a)	USD	200	195,634
Bankia SA(a)(j):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	200	205,995
(EUR Swap Annual 5 Year + 6.22%), 6.37%		400	424,052
Barclays plc:
4.38%, 09/11/24	USD	200	213,493
(EUR Swap Annual 1 Year + 0.78%), 1.38%, 01/24/26(a)	EUR	375	423,850
BBVA Bancomer SA, 4.38%, 04/10/24	USD	650	691,438
BNP Paribas SA(j):
6.50%		22	22,246
(USD Swap Semi 5 Year + 5.15%), 7.38%(a)		400	438,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%(a)(b)		200	175,250
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(a)(j)		256	247,840
CaixaBank SA(a)(j):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	200	224,700
(EUR Swap Annual 5 Year + 4.50%), 5.25%		600	598,169
CBQ Finance Ltd., 3.25%, 06/13/21	USD	1,173	1,190,830
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 2.45%, 06/24/30(a)		1,400	1,394,538
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%(a)(j)		250	232,333
CIT Group, Inc.:
5.00%, 08/01/23		800	815,920
4.75%, 02/16/24		94	95,341
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(a)		500	543,604
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)		610	659,092
(SOFR + 2.75%), 3.11%, 04/08/26(a)		4,435	4,770,176
4.30%, 11/20/26		500	567,875
Commerzbank AG:
(EUR Swap Annual 5 Year + 6.36%), 6.12%(a)(j)	EUR	200	213,875
4.00%, 03/23/26		150	174,478
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/05/30(a)		100	112,776
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 4.10%), 4.62%(a)(j)		200	226,666
Credit Agricole SA:
(EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(j)		200	228,456
(GBP Swap 5 Year + 4.54%), 7.50%(a)(j)	GBP	200	268,779
3.25%, 01/14/30(b)	USD	370	396,999
DBS Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.92%), 3.30%(a)(j)		995	976,344

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Discover Bank:
2.45%, 09/12/24	USD	620	$649,865
(USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(a)		465	469,394
Emirates NBD Bank PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(j)		257	255,795
HSBC Holdings plc:
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(a)		285	306,291
4.95%, 03/31/30		837	1,005,709
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30(a)		510	566,148
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	200	207,839
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(a)(j)	USD	725	741,313
Intercorp Financial Services, Inc., 4.13%, 10/19/27		500	499,531
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		351	341,786
Intesa Sanpaolo SpA:
1.00%, 11/19/26	EUR	300	329,095
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(j)		400	489,846
5.15%, 06/10/30	GBP	125	161,167
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 1.93%, 07/23/24(a)	USD	1,000	1,001,460
3.63%, 12/01/27		300	331,844
Series W, (LIBOR USD 3 Month + 1.00%), 1.39%, 05/15/47(a)		1,000	695,922
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(a)		830	796,022
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(a)(j)		500	511,719
Lloyds Banking Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 02/05/26(a)		200	206,569
Nanyang Commercial Bank Ltd.(a):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(j)		200	194,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 3.80%, 11/20/29		750	752,109
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 0.62%(a)(j)		200	173,924
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(b)(j)		585	624,429
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.88%(a)(j)		500	467,031
QNB Finance Ltd., 2.75%, 02/12/27		1,231	1,257,543
Royal Bank of Scotland Group plc(a):
(USD Swap Semi 5 Year + 7.60%), 8.62%(j)		995	1,034,551
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25		630	685,253
Santander UK plc, 5.00%, 11/07/23(b)		352	383,434
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 0.49%, 01/25/23(a)(g)		100	92,649
Societe Generale SA(a)(b)(j):
(USD Swap Semi 5 Year + 6.24%), 7.38%		200	201,740
(USD Swap Semi 5 Year + 4.30%), 7.38%		400	403,000
Stichting AK Rabobank Certificaten, 0.00%(e)(j)	EUR	82	97,357

Security	Par (000)		Value

Banks (continued)
TMB Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%(a)(j)	USD	256	$236,640
UniCredit SpA(a):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(j)	EUR	800	878,577
(EUR Swap Annual 5 Year + 9.30%), 9.25%(j)		200	238,194
(EUR Swap Annual 5 Year + 6.39%), 6.62%(j)		400	439,288
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(j)		300	351,796
(EURIBOR Swap Rate 5 Year + 4.74%), 4.87%, 02/20/29		400	463,376
(EUR Swap Annual 5 Year + 2.40%), 2.00%, 09/23/29		200	203,247
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 01/15/32		200	202,927
(USD Swap Rate 5 Year + 4.75%), 5.46%, 06/30/35(b)	USD	4,725	4,763,417
Unione di Banche Italiane SpA(a):
(EUR Swap Annual 5 Year + 6.07%), 5.87%(j)	EUR	200	212,903
(EUR Swap Annual 5 Year + 5.75%), 5.87%, 03/04/29		200	242,276
Wells Fargo & Co., 5.38%, 11/02/43	USD	500	677,509
Woori Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%(a)(j)		256	255,520

			63,889,291

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48		750	877,962
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(a)	EUR	100	112,037
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	USD	1,172	1,225,472
Coca-Cola Icecek A/S, 4.22%, 09/19/24		250	252,266
Embotelladora Andina SA, 3.95%, 01/21/50(b)		1,826	1,836,043
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		1,482	1,526,401
Heineken NV:
1.25%, 05/07/33	EUR	150	169,188
1.75%, 05/07/40		100	112,591
Sunshine Mid BV, 6.50%, 05/15/26		100	110,946

			6,222,906

Biotechnology — 0.2%
AbbVie, Inc.:
2.80%, 03/15/23(b)	USD	1,012	1,051,004
4.88%, 11/14/48		500	656,621
4.25%, 11/21/49(b)		295	357,590

			2,065,215

Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		206	207,545
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		113	115,684
Griffon Corp., 5.75%, 03/01/28(b)		100	98,750
HT Troplast GmbH, 9.25%, 07/15/25	EUR	192	220,488
James Hardie International Finance DAC,
5.00%, 01/15/28(b)	USD	200	204,000
JELD-WEN, Inc.(b):
6.25%, 05/15/25		150	155,625
4.63%, 12/15/25		46	44,160
4.88%, 12/15/27		4	3,840

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Masonite International Corp.(b):
5.75%, 09/15/26	USD	25	$25,750
5.38%, 02/01/28		100	102,250
Standard Industries, Inc.:
2.25%, 11/21/26	EUR	397	418,960
5.00%, 02/15/27(b)	USD	162	164,025
4.38%, 07/15/30(b)		805	802,987
Whirlpool EMEA Finance SARL, 0.50%, 02/20/28	EUR	100	104,275

			2,668,339

Capital Markets — 1.8%
Blackstone Property Partners Europe Holdings SARL, 2.20%, 07/24/25		200	233,749
CCTI Ltd., 3.63%, 08/08/22	USD	710	715,547
Cerah Capital Ltd., 0.00%, 08/08/24(g)(k)		1,300	1,214,890
Cindai Capital Ltd., 0.00%, 02/08/23(g)(k)		900	888,183
Credit Suisse Group AG(a):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)(j)		400	415,564
(USD Swap Semi 5 Year + 3.46%), 6.25%(j)		200	208,336
(SOFR + 1.56%), 2.59%, 09/11/25(b)		1,500	1,551,268
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 7.25%(j)		200	205,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)(j)		350	355,425
(GUKG1 + 2.23%), 2.25%, 06/09/28	GBP	250	311,271
Deutsche Bank AG, 3.15%, 01/22/21	USD	500	502,344
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(j)		1,130	1,073,500
Huarong Finance 2019 Co. Ltd.:
4.50%, 05/29/29		500	532,656
3.38%, 02/24/30		1,844	1,808,273
Huarong Finance Co. Ltd., 3.88%, 11/13/29		1,000	1,021,562
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		800	871,000
Intercontinental Exchange, Inc., 3.00%, 06/15/50		1,315	1,360,268
Intermediate Capital Group plc, 1.63%, 02/17/27	EUR	200	202,735
JAB Holdings BV, 3.38%, 04/17/35		100	129,900
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(h)		753	845,935
Morgan Stanley(a):
(SOFR + 1.15%), 2.72%, 07/22/25	USD	1,040	1,103,410
(SOFR + 1.99%), 2.19%, 04/28/26		2,805	2,920,592
MSCI, Inc.(b):
4.00%, 11/15/29		144	146,880
3.63%, 09/01/30		82	81,590
3.88%, 02/15/31		839	855,780
Owl Rock Capital Corp.:
4.00%, 03/30/25		90	88,888
3.75%, 07/22/25		415	405,065
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(g)(k)		1,490	1,443,364
SBI Holdings, Inc., 0.00%, 09/13/23(g)(k)	JPY	110,000	1,007,321
State Street Corp., (SOFR + 2.65%), 3.15%, 03/30/31(a)(b)	USD	610	683,714
SURA Asset Management SA:
4.88%, 04/17/24		400	428,800
4.88%, 04/17/24		1,318	1,412,896
Xi Yang Overseas Ltd., 4.30%, 06/05/24		355	362,941

			25,389,147

Security		Par (000)	Value

Chemicals — 1.5%
Arkema SA, 0.75%, 12/03/29	EUR	100	$108,710
Ashland Services BV, 2.00%, 01/30/28		618	643,985
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(h)	USD	1,610	1,605,975
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		2,369	2,345,310
Axalta Coating Systems LLC(b):
4.88%, 08/15/24		300	303,750
4.75%, 06/15/27		196	197,019
Blue Cube Spinco LLC:
9.75%, 10/15/23		691	711,730
10.00%, 10/15/25		570	594,225
Braskem Netherlands Finance BV, 5.88%, 01/31/50		529	456,758
CeramTec BondCo GmbH, 5.25%, 12/15/25	EUR	300	327,221
Chemours Co. (The), 6.63%, 05/15/23	USD	1,368	1,313,280
Dow Chemical Co. (The), 5.55%, 11/30/48		125	163,332
Element Solutions, Inc., 5.88%, 12/01/25(b)		2,323	2,345,504
Gates Global LLC, 6.25%, 01/15/26(b)		602	591,465
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		546	544,635
Illuminate Buyer LLC, 9.00%, 07/01/28(b)		242	252,285
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		196	198,940
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	111,929
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		796	904,367
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	21	19,582
OCI NV:
5.00%, 04/15/23	EUR	300	338,736
3.13%, 11/01/24		100	109,541
5.25%, 11/01/24(b)	USD	200	192,000
Orbia Advance Corp. SAB de CV:
4.00%, 10/04/27		659	677,122
5.50%, 01/15/48		1,563	1,619,659
Pearl Holding III Ltd., 9.50%, 12/11/22		1,000	246,330
PQ Corp., 5.75%, 12/15/25(b)		615	619,612
Rock International Investment, Inc., 6.63%, 03/27/20(f)(l)		1,000	360,868
Sociedad Quimica y Minera de Chile SA:
4.25%, 05/07/29		824	895,327
4.25%, 01/22/50(b)		400	395,600
Solvay Finance SA, (EUR Swap Annual 5 Year + 5.22%), 5.87%(a)(j)	EUR	400	490,970
Solvay SA, 2.75%, 12/02/27		100	126,002
Synthomer plc, 3.88%, 07/01/25		134	152,332
Valvoline, Inc., 4.25%, 02/15/30(b)	USD	297	292,545
W.R. Grace & Co., 5.63%, 10/01/24(b)		216	227,340
WR Grace & Co.-Conn., 4.88%, 06/15/27(b)		327	331,261
Yingde Gases Investment Ltd., 6.25%, 01/19/23(b)		200	204,313

			21,019,560

Commercial Services & Supplies — 1.2%
ACCO Brands Corp., 5.25%, 12/15/24(b)		64	64,800
ADT Security Corp. (The):
4.13%, 06/15/23		32	32,080
4.88%, 07/15/32(b)		585	532,350
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		2,379	2,497,950
9.75%, 07/15/27		1,830	1,928,362
APX Group, Inc.:
7.88%, 12/01/22		93	92,535
8.50%, 11/01/24		76	74,100
6.75%, 02/15/27(b)		539	508,681
Aramark Services, Inc.:
5.00%, 04/01/25(b)		846	833,310
6.38%, 05/01/25(b)		245	252,994
4.75%, 06/01/26		158	152,075

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Brink’s Co. (The), 5.50%, 07/15/25(b)	USD	135	$137,502
Clean Harbors, Inc.(b):
4.88%, 07/15/27		332	341,130
5.13%, 07/15/29		383	397,232
Garda World Security Corp.(b):
4.63%, 02/15/27		254	250,190
9.50%, 11/01/27		214	226,305
GFL Environmental, Inc.(b):
4.25%, 06/01/25		86	86,753
7.00%, 06/01/26		882	912,870
5.13%, 12/15/26		708	732,780
8.50%, 05/01/27		320	348,000
IAA, Inc., 5.50%, 06/15/27(b)		384	396,142
Intrum AB:
3.13%, 07/15/24	EUR	300	303,352
3.50%, 07/15/26		151	147,976
ISS Global A/S, 1.50%, 08/31/27		100	111,308
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	552	543,720
Mobile Mini, Inc., 5.88%, 07/01/24		559	575,379
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		45	44,213
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		320	327,200
5.75%, 04/15/26		156	161,772
6.25%, 01/15/28		910	857,675
SPIE SA, 2.63%, 06/18/26	EUR	100	108,721
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		500	572,985
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		100	107,070
Verisure Holding AB, 3.50%, 05/15/23		100	112,406
Verisure Midholding AB, 5.75%, 12/01/23		400	450,083
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	821	783,636

			16,005,637

Communications Equipment — 0.3%
CommScope Technologies LLC, 6.00%, 06/15/25(b)		468	451,948
CommScope, Inc.(b):
5.50%, 03/01/24		657	663,570
5.50%, 06/15/24		83	84,521
6.00%, 03/01/26		277	283,925
Nokia OYJ:
4.38%, 06/12/27		11	11,623
3.13%, 05/15/28	EUR	200	231,738
6.63%, 05/15/39	USD	79	93,836
ViaSat, Inc.(b):
5.63%, 04/15/27		996	1,019,655
6.50%, 07/15/28		366	366,077
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(b)		900	887,999

			4,094,892

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		582	523,800
China Shandong International Economic & Technical Finance 1 Ltd., 4.00%, 12/21/20		600	594,546
China Shuifa Singyes Energy Holdings Ltd., 2.00%, (2.00% Cash or 6.00% PIK), 12/19/22(h)		895	760,707
Delhi International Airport Ltd.:
6.45%, 06/04/29(b)		200	194,500
6.45%, 06/04/29		525	510,562
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(j)	EUR	1,000	1,050,455

Security		Par (000)	Value

Construction & Engineering (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	$176,625
Heathrow Finance plc, 4.13%, 09/01/29	GBP	443	511,320
Heathrow Funding Ltd., 1.88%, 03/14/34	EUR	100	113,417
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(j)	USD	200	202,000
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22		148	147,260
6.25%, 03/15/26		70	70,350

			4,855,542

Construction Materials — 0.2%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	300	332,416
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28		200	229,061
Holcim Finance Luxembourg SA:
(EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(a)(j)		200	225,262
2.25%, 05/26/28		200	247,560
Inversiones CMPC SA:
4.75%, 09/15/24	USD	600	644,250
3.85%, 01/13/30		593	604,304

			2,282,853

Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 4.50%, 05/15/21		200	201,252
Ally Financial, Inc.:
5.80%, 05/01/25		823	916,952
8.00%, 11/01/31		1,480	1,909,680
FCE Bank plc, 1.62%, 05/11/23	EUR	900	949,308
Ford Motor Credit Co. LLC:
5.88%, 08/02/21	USD	1,529	1,543,831
2.98%, 08/03/22		327	313,413
3.35%, 11/01/22		811	776,760
3.09%, 01/09/23		200	190,500
3.81%, 01/09/24		609	584,823
3.02%, 03/06/24	EUR	200	214,744
4.06%, 11/01/24	USD	200	191,006
5.13%, 06/16/25		768	768,307
4.13%, 08/04/25		379	359,463
2.33%, 11/25/25	EUR	700	691,604
4.39%, 01/08/26	USD	700	666,526
2.39%, 02/17/26	EUR	300	295,755
5.11%, 05/03/29	USD	656	637,520
General Motors Financial Co., Inc.:
3.55%, 04/09/21		140	141,690
3.20%, 07/06/21		1,000	1,011,070
4.20%, 11/06/21		475	487,123
5.20%, 03/20/23		1,685	1,800,787
2.75%, 06/20/25		4,105	4,054,532
5.65%, 01/17/29		79	88,900
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(h)		312	221,520
Hanhui International Ltd., 4.37%, 08/22/22		570	575,398
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/25(b)		30	30,679
LeasePlan Corp. NV, (EURIBOR 3 Month + 0.50%), 0.34%, 01/25/21(a)	EUR	200	223,451
Manappuram Finance Ltd., 5.90%, 01/13/23	USD	900	842,625
Muthoot Finance Ltd., 4.40%, 09/02/23		200	190,624
Navient Corp.:
5.00%, 10/26/20		171	170,294
7.25%, 09/25/23		70	68,417
6.13%, 03/25/24		97	92,150
5.88%, 10/25/24		13	12,212

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
6.75%, 06/25/25	USD	108	$103,005
6.75%, 06/15/26		224	207,200
5.00%, 03/15/27		26	21,840
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		1,430	1,401,400
Springleaf Finance Corp.:
6.13%, 05/15/22		22	22,404
6.88%, 03/15/25		150	153,891
8.88%, 06/01/25		97	103,698
7.13%, 03/15/26		714	738,983
6.63%, 01/15/28		207	204,930
5.38%, 11/15/29		87	81,345
Synchrony Financial, 2.85%, 07/25/22		245	249,186
Universe Trek Ltd., 2.50%, 07/08/25(g)		1,000	996,250
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.06%, 06/15/21(a)	EUR	100	111,504
Volkswagen International Finance NV, 4.13%, 11/16/38		100	137,376

			25,755,928

Containers & Packaging — 0.9%
ARD Finance SA, 6.50%, 06/30/27(b)	USD	1,179	1,166,473
Ardagh Packaging Finance plc:
5.25%, 04/30/25(b)		244	250,098
4.13%, 08/15/26(b)		684	672,953
4.75%, 07/15/27	GBP	500	600,964
5.25%, 08/15/27(b)	USD	1,143	1,122,860
Ball Corp., 4.88%, 03/15/26		133	144,637
Crown Americas LLC, 4.75%, 02/01/26		760	774,463
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		177	207,090
Crown European Holdings SA, 2.25%, 02/01/23(b)	EUR	200	224,419
DS Smith plc:
0.88%, 09/12/26		100	108,299
2.88%, 07/26/29	GBP	100	124,163
Graphic Packaging International LLC(b):
4.75%, 07/15/27	USD	123	129,765
3.50%, 03/15/28		58	57,548
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		257	264,119
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		707	735,499
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	449	489,330
5.50%, 04/15/24(b)	USD	626	614,849
OI European Group BV:
3.13%, 11/15/24	EUR	100	110,494
2.88%, 02/15/25		400	432,413
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%), 4.72%, 07/15/21(a)	USD	205	203,463
7.00%, 07/15/24		325	325,913
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	300	338,708
4.13%, 02/01/28(b)	USD	103	102,099
2.25%, 06/01/28	EUR	132	142,281
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27		200	214,280
Trivium Packaging Finance BV(e):
3.75%, 08/15/26		500	551,318
5.50%, 08/15/26(b)	USD	1,450	1,462,687
8.50%, 08/15/27(b)		1,458	1,558,238

			13,129,423

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(b)		346	336,232
Core & Main LP, 6.13%, 08/15/25(b)		1,985	1,978,350
Matalan Finance plc, 6.75%, 01/31/23	GBP	100	87,295

Security		Par (000)	Value

Distributors (continued)
Wolverine Escrow LLC(b):
8.50%, 11/15/24	USD	149	$113,240
9.00%, 11/15/26		192	138,240

			2,653,357

Diversified Consumer Services — 0.2%
frontdoor, Inc., 6.75%, 08/15/26(b)		285	302,813
Graham Holdings Co., 5.75%, 06/01/26(b)		110	113,754
Laureate Education, Inc., 8.25%, 05/01/25(b)		42	43,575
New Oriental Education & Technology Group, Inc., 2.13%, 07/02/25		875	860,764
Service Corp. International, 5.13%, 06/01/29		68	73,168
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		420	425,775
Sotheby’s, 7.38%, 10/15/27(b)		500	472,500

			2,292,349

Diversified Financial Services — 1.5%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	100	113,606
Berkshire Hathaway, Inc., 0.00%, 03/12/25	EUR	175	194,550
Blue Bright Ltd., 2.50%, 06/04/25	USD	400	399,503
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	600	743,418
China Huadian Overseas Development 2018 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.07%), 3.38%(a)(j)	USD	1,030	1,039,013
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(a)(j)		595	597,975
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		128	125,440
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	330	349,729
GE Capital Funding LLC, 4.40%, 05/15/30(b)	USD	5,000	5,203,025
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		1,500	1,509,719
HBOS Capital Funding LP, 6.85%(j)		416	420,534
Motion Finco SARL, 7.00%, 05/15/25	EUR	150	173,370
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	2,049	1,905,570
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	796	930,905
6.25%, 05/15/26(b)	USD	1,738	1,842,280
8.25%, 11/15/26(b)		1,087	1,177,188
Verscend Escrow Corp., 9.75%, 08/15/26(b)		3,394	3,646,344

			20,372,169

Diversified Telecommunication Services — 3.2%
Altice France Holding SA:
8.00%, 05/15/27(b)	EUR	100	118,402
8.00%, 05/15/27		1,200	1,420,828
10.50%, 05/15/27(b)	USD	3,656	4,027,267
Altice France SA:
7.38%, 05/01/26(b)		2,248	2,344,214
5.88%, 02/01/27	EUR	250	295,031
8.13%, 02/01/27(b)	USD	898	982,188
5.50%, 01/15/28(b)		496	500,960
AT&T, Inc.:
3.60%, 07/15/25		350	388,807
2.45%, 03/15/35	EUR	100	119,227
4.50%, 03/09/48	USD	1,000	1,182,080
British Telecommunications plc, 1.75%, 03/10/26	EUR	100	118,618
CCO Holdings LLC(b):
5.13%, 05/01/27	USD	812	840,095
5.00%, 02/01/28		14	14,455
5.38%, 06/01/29		373	393,515
4.75%, 03/01/30		587	600,613
4.50%, 08/15/30		1,191	1,214,820

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
4.50%, 05/01/32	USD	1,636	$1,656,450
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	100	116,844
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23	USD	533	572,863
Series Y, 7.50%, 04/01/24		131	143,945
5.13%, 12/15/26(b)		1,930	1,925,175
4.00%, 02/15/27(b)		755	733,294
Series P, 7.60%, 09/15/39		206	221,707
Series U, 7.65%, 03/15/42		375	402,188
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		92	93,840
Deutsche Telekom International Finance BV, 3.25%, 01/17/28	EUR	100	133,803
Frontier Communications Corp., 8.00%, 04/01/27(b)(e)	USD	3,756	3,809,110
Global Switch Holdings Ltd., 2.25%, 05/31/27	EUR	200	236,605
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)(e)	USD	574	582,139
Level 3 Financing, Inc.:
5.25%, 03/15/26		175	179,812
4.63%, 09/15/27(b)		220	221,650
4.25%, 07/01/28(b)		948	946,910
Network i2i Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%(a)(j)		256	247,600
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		140	116,725
Ooredoo International Finance Ltd., 3.75%, 06/22/26		1,139	1,235,815
Orange SA:
0.00%, 09/04/26	EUR	300	328,331
0.50%, 09/04/32		300	321,985
Qualitytech LP, 4.75%, 11/15/25(b)	USD	965	984,792
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	203,576
Sprint Capital Corp.:
6.88%, 11/15/28		405	493,087
8.75%, 03/15/32		1,082	1,548,613
TDC A/S, 6.87%, 02/23/23(e)	GBP	100	132,584
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	179	201,822
6.00%, 09/30/34		700	760,900
7.20%, 07/18/36		72	85,680
7.72%, 06/04/38		125	157,280
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	200	312,177
Telecom Italia SpA:
1.13%, 03/26/22(g)		100	109,500
5.30%, 05/30/24(b)	USD	501	522,828
2.75%, 04/15/25	EUR	100	112,520
3.00%, 09/30/25		100	114,035
2.38%, 10/12/27		300	327,986
5.25%, 03/17/55		500	607,799
Telefonica Emisiones SA, 2.93%, 10/17/29		200	264,793
Telesat Canada(b):
4.88%, 06/01/27	USD	773	757,540
6.50%, 10/15/27		24	23,528
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	176,169
3.88%, 02/08/29	USD	325	384,117
4.50%, 08/10/33		500	622,825
2.88%, 01/15/38	EUR	150	202,672
5.50%, 03/16/47	USD	225	333,255
5.01%, 04/15/49		290	404,461
4.00%, 03/22/50		780	997,665
Virgin Media Finance plc:
3.75%, 07/15/30	EUR	742	814,880

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc(b):
5.50%, 08/15/26	USD	200	$204,588
5.50%, 05/15/29		260	271,700
4.50%, 08/15/30		400	400,500
Zayo Group Holdings, Inc.(b):
4.00%, 03/01/27		1,866	1,775,611
6.13%, 03/01/28		1,784	1,734,940

			44,832,334

Electric Utilities — 1.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		800	745,750
Adani Transmission Ltd., 4.25%, 05/21/36		871	836,888
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	113,361
4.13%, 08/01/25		527	605,553
Drax Finco plc, 4.25%, 05/01/22	GBP	100	123,935
Duke Energy Corp., 3.95%, 08/15/47	USD	750	875,579
Enel Finance International NV, 4.25%, 09/14/23(b)		595	647,141
Engie Energia Chile SA, 3.40%, 01/28/30		1,000	1,041,500
Entergy Corp., 3.75%, 06/15/50		740	821,215
Exelon Corp., 4.45%, 04/15/46		200	243,170
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(l)		275	108,711
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		457	499,711
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		256	254,960
Naturgy Finance BV:
(EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(j)	EUR	400	460,635
(EUR Swap Annual 9 Year + 3.08%), 3.37%(a)(j)		600	675,785
1.88%, 10/05/29		100	123,915
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/01/29	USD	495	532,595
2.25%, 06/01/30		6,000	6,179,381
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		148	149,665
4.25%, 09/15/24		60	60,358
NRG Energy, Inc.:
3.75%, 06/15/24(b)		63	66,805
6.63%, 01/15/27		144	150,300
4.45%, 06/15/29(b)		291	305,420
5.25%, 06/15/29(b)		293	307,650
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49		165	181,907
PG&E Corp., 5.25%, 07/01/30		422	424,405
Texas Competitive Electric Holdings Co. LLC, Escrow, 5.10%, 12/31/49(c)(f)(l)		815	—
Virginia Electric & Power Co., Series B, 3.80%, 09/15/47		500	584,535
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)		409	430,003

			17,550,833

Electrical Equipment — 0.1%
Orano SA, 3.38%, 04/23/26	EUR	600	674,221
Sensata Technologies BV(b):
5.63%, 11/01/24	USD	123	130,380
5.00%, 10/01/25		781	831,531

			1,636,132

Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
4.13%, 10/15/26	EUR	210	234,746
3.88%, 03/15/28		200	217,959
CDW LLC:
5.50%, 12/01/24	USD	1,012	1,100,337
4.13%, 05/01/25		168	168,210

9

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Ingenico Group SA, 1.63%, 09/13/24	EUR	200	$225,084
Innolux Corp., Series 1, 0.00%, 01/22/25(g)(k)	USD	1,200	1,021,500
Itron, Inc., 5.00%, 01/15/26(b)		7	6,974
LG Display Co. Ltd., 1.50%, 08/22/24(g)		400	367,077
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		317	313,830
Zhen Ding Technology Holding Ltd., 0.00%, 06/30/25(g)(k)		600	595,554

			4,251,271

Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22		800	512,128
Archrock Partners LP(b):
6.88%, 04/01/27		285	268,470
6.25%, 04/01/28		203	184,730
ChampionX Corp., 6.38%, 05/01/26		138	128,239
Hilong Holding Ltd., 8.25%, 09/26/22		2,695	1,010,625
Nabors Industries Ltd.(b):
7.25%, 01/15/26		52	31,980
7.50%, 01/15/28		30	18,450
Tervita Corp., 7.63%, 12/01/21(b)		403	316,355
Transocean, Inc.:
6.50%, 11/15/20		10	9,100
8.37%, 12/15/21(e)		5	3,500
8.00%, 02/01/27(b)		251	138,521
USA Compression Partners LP:
6.88%, 04/01/26		637	615,501
6.88%, 09/01/27		329	315,840
Vallourec SA, 6.63%, 10/15/22	EUR	200	140,865

			3,694,304

Entertainment — 0.5%
Banijay Entertainment SASU, 3.50%, 03/01/25		322	344,583
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	74	72,150
5.88%, 11/01/24		108	103,140
Live Nation Entertainment, Inc.:
2.50%, 03/15/23(g)		220	223,163
6.50%, 05/15/27(b)		1,246	1,283,380
Netflix, Inc.:
5.88%, 11/15/28		499	568,236
3.88%, 11/15/29	EUR	400	471,497
5.38%, 11/15/29(b)	USD	840	919,968
3.63%, 06/15/30	EUR	735	848,481
4.88%, 06/15/30(b)	USD	851	912,698
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	875	1,067,949
WMG Acquisition Corp.(b):
5.50%, 04/15/26	USD	113	116,921
3.88%, 07/15/30		232	234,332

			7,166,498

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp., 3.13%, 01/15/27		1,000	1,094,154
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		714	603,330
Crown Castle International Corp.:
3.80%, 02/15/28		1,000	1,123,996
3.30%, 07/01/30		865	951,372
4.15%, 07/01/50		580	679,706
Diversified Healthcare Trust, 9.75%, 06/15/25		287	308,166
GLP Capital LP:
3.35%, 09/01/24		70	69,944
5.25%, 06/01/25		348	378,415
5.38%, 04/15/26		131	143,130
5.30%, 01/15/29		50	54,104
4.00%, 01/15/30		325	322,156
4.00%, 01/15/31		200	198,550

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	100	$112,400
2.50%, 11/28/29		100	114,109
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	900	1,059,825
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	200	218,663
5.25%, 03/15/28(b)	USD	194	193,030
5.25%, 07/15/30(b)		482	474,770
5.63%, 07/15/32(b)		587	585,768
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		1,105	1,143,697
4.63%, 06/15/25(b)		507	495,785
4.50%, 09/01/26		669	662,511
5.75%, 02/01/27		36	36,900
4.50%, 01/15/28		541	513,950
MPT Operating Partnership LP:
5.00%, 10/15/27		1,232	1,265,880
4.63%, 08/01/29		362	363,810
Prologis International Funding II SA, 1.63%, 06/17/32	EUR	125	146,302
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)	USD	659	586,510
SBA Communications Corp.:
4.88%, 09/01/24		987	1,010,441
3.88%, 02/15/27(b)		1,322	1,317,043
Service Properties Trust:
4.50%, 06/15/23		50	47,872
4.35%, 10/01/24		46	41,460
7.50%, 09/15/25		395	416,146
Uniti Group LP:
6.00%, 04/15/23(b)		246	239,850
8.25%, 10/15/23		134	126,630
7.88%, 02/15/25(b)		212	214,813
VICI Properties LP(b):
3.50%, 02/15/25		318	298,920
4.25%, 12/01/26		816	781,320
3.75%, 02/15/27		470	441,800
4.63%, 12/01/29		1,112	1,084,200
4.13%, 08/15/30		1,287	1,227,476

			21,148,904

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
5.75%, 03/15/25		89	90,947
4.63%, 01/15/27(b)		889	889,000
5.88%, 02/15/28(b)		336	346,675
4.88%, 02/15/30(b)		346	354,003
Casino Guichard Perrachon SA, 3.58%, 02/07/25(e)	EUR	100	95,026
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		100	89,880
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)		600	646,240
Quatrim SASU, 5.88%, 01/15/24		100	114,822
Sysco Corp., 5.95%, 04/01/30	USD	163	204,745
Tesco Corporate Treasury Services plc, 0.88%, 05/29/26	EUR	125	139,065
US Foods, Inc., 6.25%, 04/15/25(b)	USD	142	144,485

			3,114,888

Food Products — 1.3%
Bunge Finance Europe BV, 1.85%, 06/16/23	EUR	100	113,086
China Mengniu Dairy Co. Ltd., 1.50%, 06/24/23(g)	USD	1,400	1,411,604
Chobani LLC, 7.50%, 04/15/25(b)		1,918	1,850,870

10

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Danone SA, 0.40%, 06/10/29	EUR	300	$339,335
General Mills, Inc., 2.88%, 04/15/30	USD	520	566,166
Gruma SAB de CV, 4.88%, 12/01/24		760	816,287
Grupo Bimbo SAB de CV, 4.00%, 09/06/49		1,304	1,311,742
JBS USA LUX SA(b):
5.75%, 06/15/25		660	665,775
6.75%, 02/15/28		2	2,109
6.50%, 04/15/29		681	722,711
5.50%, 01/15/30		638	653,950
Knight Castle Investments Ltd., 7.99%, 01/23/21		1,400	932,750
Kraft Heinz Foods Co.:
3.88%, 05/15/27(b)		57	59,564
2.25%, 05/25/28	EUR	100	110,463
4.25%, 03/01/31(b)	USD	1,468	1,556,511
5.00%, 07/15/35		107	117,730
6.88%, 01/26/39		219	270,734
4.63%, 10/01/39(b)		67	67,279
6.50%, 02/09/40		145	174,530
5.00%, 06/04/42		9	9,483
5.20%, 07/15/45		237	257,019
4.38%, 06/01/46		243	238,891
4.88%, 10/01/49(b)		1,412	1,437,861
5.50%, 06/01/50(b)		1,872	1,995,476
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		372	394,138
Nestle Finance International Ltd., 0.38%, 05/12/32	EUR	175	193,735
Post Holdings, Inc.(b):
5.00%, 08/15/26	USD	224	224,840
5.63%, 01/15/28		463	479,205
4.63%, 04/15/30		220	215,336
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	400	511,365
Simmons Foods, Inc., 7.75%, 01/15/24(b)	USD	283	295,226

			17,995,771

Gas Utilities — 0.1%
China Oil & Gas Group Ltd., 5.50%, 01/25/23		200	197,875
Ferrellgas LP, 10.00%, 04/15/25(b)		782	842,605

			1,040,480

Health Care Equipment & Supplies — 0.6%
Becton Dickinson and Co.:
4.67%, 06/06/47		275	337,200
3.79%, 05/20/50		3,360	3,731,883
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30		120	126,158
Hologic, Inc., 4.63%, 02/01/28(b)		488	506,300
Ortho-Clinical Diagnostics, Inc.(b):
7.38%, 06/01/25		693	705,128
7.25%, 02/01/28		2,069	2,103,097
Stryker Corp., 0.75%, 03/01/29	EUR	200	221,021
Teleflex, Inc., 4.25%, 06/01/28(b)	USD	488	500,200

			8,230,987

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		265	265,079
5.63%, 02/15/23		25	25,009
5.50%, 07/01/28(b)		237	237,593
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		1,245	1,279,237
Anthem, Inc., 2.88%, 09/15/29		325	352,202
Centene Corp.:
5.38%, 06/01/26(b)		13	13,477
5.38%, 08/15/26(b)		936	973,636
4.25%, 12/15/27		530	546,912
4.63%, 12/15/29		1,788	1,886,340
3.38%, 02/15/30		326	329,166

Security		Par (000)	Value

Health Care Providers & Services (continued)
Community Health Systems, Inc.(b):
8.63%, 01/15/24	USD	1,052	$1,028,730
6.63%, 02/15/25		1,206	1,133,640
8.00%, 03/15/26		2,046	1,933,879
CVS Health Corp., 5.05%, 03/25/48		600	785,936
Encompass Health Corp.:
4.50%, 02/01/28		54	51,792
4.75%, 02/01/30		76	72,580
HCA, Inc.:
5.38%, 02/01/25		349	373,867
5.88%, 02/15/26		7	7,674
5.38%, 09/01/26		419	456,186
5.63%, 09/01/28		222	247,808
5.88%, 02/01/29		350	396,056
3.50%, 09/01/30		2,148	2,068,893
LifePoint Health, Inc.(b):
6.75%, 04/15/25		190	196,175
4.38%, 02/15/27		360	340,200
MEDNAX, Inc.(b):
5.25%, 12/01/23		88	87,560
6.25%, 01/15/27		123	123,000
Molina Healthcare, Inc.(b):
4.88%, 06/15/25		187	187,935
4.38%, 06/15/28		302	301,623
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(h)		275	242,201
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		1,478	1,333,895
10.00%, 04/15/27		1,246	1,246,000
Synlab Bondco plc, (EURIBOR 3 Month + 4.75%), 4.75%, 07/01/25(a)	EUR	375	420,470
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		200	229,194
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	930	976,500
4.63%, 07/15/24		132	129,332
4.63%, 09/01/24(b)		219	214,073
7.50%, 04/01/25(b)		182	193,603
4.88%, 01/01/26(b)		1,543	1,502,496
6.25%, 02/01/27(b)		25	24,812
5.13%, 11/01/27(b)		1,262	1,245,215
4.63%, 06/15/28(b)		165	160,743
UnitedHealth Group, Inc.:
3.50%, 08/15/39		800	930,265
2.90%, 05/15/50		1,280	1,351,710
Vizient, Inc., 6.25%, 05/15/27(b)		511	535,273
West Street Merger Sub, Inc., 6.38%, 09/01/25(b)		432	417,960

			26,855,927

Health Care Technology — 0.1%
IQVIA, Inc.:
5.00%, 10/15/26(b)		200	205,740
5.00%, 05/15/27(b)		573	587,146
2.88%, 06/15/28	EUR	276	308,148

			1,101,034

Hotels, Restaurants & Leisure — 2.7%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	84	84,148
5.75%, 04/15/25		320	336,000
5.00%, 10/15/25		1,681	1,671,099
3.88%, 01/15/28		448	434,636
4.38%, 01/15/28		467	457,749
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	600	637,812

11

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.:
8.63%, 06/01/25(b)	USD	174	$181,830
6.38%, 04/01/26		55	52,250
Boyne USA, Inc., 7.25%, 05/01/25(b)		227	237,782
Burger King France SAS, 6.00%, 05/01/24	EUR	500	560,049
Carnival Corp., 11.50%, 04/01/23(b)	USD	631	684,635
Cedar Fair LP, 5.50%, 05/01/25(b)		637	640,185
Churchill Downs, Inc.(b):
5.50%, 04/01/27		892	873,090
4.75%, 01/15/28		579	558,735
Cirsa Finance International SARL, 4.75%, 05/22/25	EUR	329	321,579
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		300	219,083
Colt Merger Sub, Inc.(b):
5.75%, 07/01/25	USD	553	556,152
6.25%, 07/01/25		1,903	1,891,106
8.13%, 07/01/27		1,014	979,778
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	100	117,959
4.88%, 08/28/25		100	114,336
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	152	158,992
6.00%, 09/15/26		148	159,887
Explorer II A/S, 3.38%, 02/24/25	EUR	100	91,565
Fortune Star BVI Ltd.:
5.95%, 01/29/23	USD	200	199,000
6.75%, 07/02/23		256	258,560
6.85%, 07/02/24		1,885	1,906,206
Gamenet Group SpA, (EURIBOR 3 Month + 3.75%), 3.75%, 04/27/23(a)	EUR	200	216,203
Golden Nugget, Inc., 6.75%, 10/15/24(b)	USD	1,294	930,062
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.27%, 03/15/36(a)	GBP	100	92,933
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	93	90,229
5.38%, 05/01/25(b)		180	180,000
5.13%, 05/01/26		337	335,527
5.75%, 05/01/28(b)		203	205,030
4.88%, 01/15/30		1,507	1,484,395
Huazhu Group Ltd., 0.38%, 11/01/22(g)		913	915,780
International Game Technology plc:
3.50%, 07/15/24	EUR	400	434,794
5.25%, 01/15/29(b)	USD	427	417,051
IRB Holding Corp., 7.00%, 06/15/25(b)		210	216,447
KFC Holding Co., 5.25%, 06/01/26(b)		48	49,200
Las Vegas Sands Corp.:
2.90%, 06/25/25		52	50,507
3.50%, 08/18/26		46	45,870
3.90%, 08/08/29		43	42,419
Marriott International, Inc., Series EE, 5.75%, 05/01/25		1,060	1,151,539
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		14	14,105
McDonald’s Corp.:
4.45%, 09/01/48		300	370,639
3.63%, 09/01/49		810	888,760
4.20%, 04/01/50		375	454,662
Melco Resorts Finance Ltd.:
5.25%, 04/26/26		256	258,160
5.38%, 12/04/29		545	543,467
MGM China Holdings Ltd.:
5.25%, 06/18/25		760	771,875
5.88%, 05/15/26		486	500,580

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International:
7.75%, 03/15/22	USD	940	$958,800
6.00%, 03/15/23		229	231,290
5.75%, 06/15/25		23	22,742
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	100	104,654
Royal Caribbean Cruises Ltd.(b):
10.88%, 06/01/23	USD	125	128,445
9.13%, 06/15/23		196	194,284
11.50%, 06/01/25		260	271,297
Sabre GLBL, Inc.(b):
5.25%, 11/15/23		54	49,680
9.25%, 04/15/25		451	475,241
Scientific Games International, Inc.(b):
8.63%, 07/01/25		235	219,655
5.00%, 10/15/25		1,544	1,425,513
8.25%, 03/15/26		544	487,900
7.00%, 05/15/28		138	110,400
7.25%, 11/15/29		50	40,000
Sisal Group SpA, 7.00%, 07/31/23	EUR	344	383,307
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	977	1,009,974
Station Casinos LLC, 4.50%, 02/15/28(b)		286	242,027
Studio City Finance Ltd., 7.25%, 02/11/24		746	767,214
Sunny Express Enterprises Corp., 3.13%, 04/23/30		695	728,238
Vail Resorts, Inc., 6.25%, 05/15/25(b)		154	161,123
Viking Cruises Ltd., 5.88%, 09/15/27(b)		250	148,843
Wagamama Finance plc, 4.13%, 07/01/22	GBP	200	220,272
William Hill plc, 4.75%, 05/01/26		1,000	1,247,774
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)	USD	183	158,204
Wynn Macau Ltd.:
5.50%, 01/15/26		1,345	1,329,869
5.50%, 10/01/27		200	196,875
Wynn Resorts Finance LLC(b):
7.75%, 04/15/25		328	330,361
5.13%, 10/01/29		453	404,869
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		673	725,999
4.75%, 01/15/30(b)		156	158,340
5.35%, 11/01/43		127	121,920

			38,099,547

Household Durables — 0.4%
Ashton Woods USA LLC, 6.63%, 01/15/28(b)		54	53,055
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		120	114,757
4.88%, 02/15/30		756	631,714
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		269	279,679
Installed Building Products, Inc., 5.75%, 02/01/28(b)		101	101,000
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		340	334,900
Lennar Corp.:
6.25%, 12/15/21		360	371,700
4.88%, 12/15/23		82	86,510
4.75%, 05/30/25		191	203,893
5.25%, 06/01/26		56	60,480
4.75%, 11/29/27		412	447,020
Mattamy Group Corp.(b):
5.25%, 12/15/27		118	117,410
4.63%, 03/01/30		498	478,080
MDC Holdings, Inc., 6.00%, 01/15/43		32	33,680
Meritage Homes Corp., 5.13%, 06/06/27		60	61,800
Newell Brands, Inc., 4.88%, 06/01/25		167	174,898
Picasso Finance Sub, Inc., 6.13%, 06/15/25(b)		580	593,050
PulteGroup, Inc.:
7.88%, 06/15/32		15	19,167

12

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
6.38%, 05/15/33	USD	352	$411,840
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		49	50,751
Tempur Sealy International, Inc., 5.50%, 06/15/26		8	8,080
TRI Pointe Group, Inc.:
5.25%, 06/01/27		2	1,990
5.70%, 06/15/28		65	65,975
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		170	176,694
6.88%, 08/15/23		630	646,670

			5,524,793

Household Products — 0.0%(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26		90	93,056
7.75%, 01/15/27		96	102,362
4.75%, 06/15/28		237	232,490
Spectrum Brands, Inc.:
5.00%, 10/01/29		35	34,562
5.50%, 07/15/30		182	182,228

			644,698

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.:
5.50%, 02/01/24		49	48,877
5.75%, 01/15/25		864	872,459
5.25%, 06/01/26(b)		346	349,360
4.50%, 02/15/28(b)		275	268,125
5.13%, 03/15/28(b)		1,372	1,344,560
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		370	377,378
Colbun SA, 3.15%, 03/06/30		1,853	1,861,686
Listrindo Capital BV, 4.95%, 09/14/26(b)		200	201,187
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		84	84,420

			5,408,052

Industrial Conglomerates — 0.1%
General Electric Co., 3.63%, 05/01/30		1,565	1,566,770

Insurance — 1.4%
Achmea BV, (EURIBOR Swap Rate 5 Year + 4.78%), 4.62%(a)(j)	EUR	650	706,249
Acrisure LLC, 8.13%, 02/15/24(b)	USD	84	87,335
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		1,755	1,749,068
AmWINS Group, Inc., 7.75%, 07/01/26(b)		67	70,350
Ardonagh Midco 2 plc, 11.50%, 01/15/27(b)		200	201,000
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		200	208,900
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(j)		1,056	1,121,882
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 4.50%), 4.60%(j)	EUR	300	350,186
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		450	575,359
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		100	125,270
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(j)		200	240,766
CNP Assurances:
1.88%, 10/20/22		100	114,499
(EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(a)		100	128,922
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24(g)	USD	200	204,188
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(j)		1,200	1,092,000
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	555	692,858

Security		Par (000)	Value

Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	525	$540,419
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(j)		2,000	1,881,250
HUB International Ltd., 7.00%, 05/01/26(b)		1,840	1,836,136
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(a)(j)		1,800	1,625,063
Legal & General Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.38%), 5.62%(a)(j)	GBP	250	305,980
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	USD	2,545	2,641,076
NFP Corp.(b):
7.00%, 05/15/25		100	105,000
8.00%, 07/15/25		202	197,455
Nippon Life Insurance Co., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.40%, 01/23/50(a)		225	232,875
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(a)		1,200	1,269,377
Societa Cattolica di Assicurazioni SC, (EURIBOR 3 Month + 4.46%), 4.25%, 12/14/47(a)	EUR	100	109,829
Union Life Insurance Co. Ltd., 3.00%, 09/19/21	USD	1,200	1,084,284
Willis North America, Inc., 2.95%, 09/15/29		20	21,171

			19,518,747

Interactive Media & Services — 0.2%
Baidu, Inc., 4.13%, 06/30/25		600	660,375
Match Group, Inc.(b):
4.63%, 06/01/28		404	407,535
4.13%, 08/01/30		426	417,080
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		326	327,630
Tencent Holdings Ltd., 3.24%, 06/03/50		1,175	1,185,916
Weibo Corp., 1.25%, 11/15/22(g)		105	97,644

			3,096,180

Internet & Direct Marketing Retail — 0.5%
Baozun, Inc., 1.63%, 05/01/24(g)		413	398,240
Booking Holdings, Inc., 4.63%, 04/13/30		1,495	1,764,578
Expedia Group, Inc., 6.25%, 05/01/25(b)		4,357	4,641,395
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		120	122,100
Very Group Funding plc (The), 7.75%, 11/15/22	GBP	100	113,068

			7,039,381

IT Services — 1.3%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	2,065	2,085,154
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	310	347,449
9.75%, 09/01/26(b)	USD	1,879	1,890,744
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		719	729,785
Capgemini SE:
0.63%, 06/23/25	EUR	200	224,456
1.13%, 06/23/30		200	222,248
Fidelity National Information Services, Inc., 3.75%, 05/21/29	USD	235	275,357
Fiserv, Inc.:
3.50%, 07/01/29		495	556,440
2.65%, 06/01/30		4,795	5,080,638
Gartner, Inc., 4.50%, 07/01/28(b)		395	399,621
Global Payments, Inc., 2.90%, 05/15/30		3,260	3,420,896
International Business Machines Corp., 2.95%, 05/15/50		745	764,433
Northwest Fiber LLC, 10.75%, 06/01/28(b)		109	113,360
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		568	555,220

13

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Science Applications International Corp., 4.88%, 04/01/28(b)	USD	230	$228,634
Tempo Acquisition LLC(b):
5.75%, 06/01/25		196	200,900
6.75%, 06/01/25		863	873,787
United Group BV:
(EURIBOR 3 Month + 3.25%), 3.25%, 02/15/26(a)	EUR	400	426,930
3.63%, 02/15/28		111	116,665
WEX, Inc., 4.75%, 02/01/23(b)	USD	122	121,129

			18,633,846

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)		1,079	1,119,462
6.20%, 10/01/40		20	17,300
5.45%, 11/01/41		94	77,990

			1,214,752

Life Sciences Tools & Services — 0.3%(b)
Avantor, Inc.:
6.00%, 10/01/24		1,972	2,060,740
9.00%, 10/01/25		1,172	1,259,900
Charles River Laboratories International, Inc.:
5.50%, 04/01/26		125	130,000
4.25%, 05/01/28		76	75,961

			3,526,601

Machinery — 0.5%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	.	108	111,375
Clark Equipment Co., 5.88%, 06/01/25(b)		305	311,862
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	100	113,322
Colfax Corp., 6.38%, 02/15/26(b)	USD	334	349,030
EnPro Industries, Inc., 5.75%, 10/15/26		781	781,000
Grinding Media, Inc., 7.38%, 12/15/23(b)		435	432,825
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(h)		210	202,125
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		124	128,340
Navistar International Corp.(b):
9.50%, 05/01/25		73	78,223
6.63%, 11/01/25		548	519,230
Novafives SAS, 5.00%, 06/15/25	EUR	100	76,957
Platin 1426 GmbH, 5.38%, 06/15/23		300	311,252
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	10	10,050
SPX FLOW, Inc., 5.63%, 08/15/24(b)		331	338,447
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		80	83,600
Terex Corp., 5.63%, 02/01/25(b)		205	186,550
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		1,476	1,396,665
Vertical Holdco GmbH, 7.63%, 07/15/28(b)		200	200,000
Vertical Midco GmbH:
(EURIBOR 3 Month + 4.75%), 0.00%, 07/15/27(a)	EUR	460	514,226
4.38%, 07/15/27		288	323,568
Vertical US Newco, Inc., 5.25%, 07/15/27(b)	USD	468	468,000
Wabash National Corp., 5.50%, 10/01/25(b)	.	335	307,363

			7,244,010

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	200	207,848

Media — 3.1%
Altice Financing SA:
2.25%, 01/15/25		280	294,132
7.50%, 05/15/26(b)	USD	3,257	3,411,708
3.00%, 01/15/28	EUR	147	151,529
5.00%, 01/15/28(b)	USD	292	290,061
Altice Finco SA, 7.63%, 02/15/25(b)		200	208,002

Security		Par (000)	Value

Media (continued)
AMC Networks, Inc.:
5.00%, 04/01/24	USD	24	$23,760
4.75%, 08/01/25		317	312,308
Block Communications, Inc., 4.88%, 03/01/28(b)		254	250,899
Charter Communications Operating LLC, 5.13%, 07/01/49		1,000	1,154,908
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24		587	544,501
5.13%, 08/15/27(b)		2,278	2,186,880
Comcast Corp.:
0.25%, 05/20/27	EUR	100	110,202
1.50%, 02/20/29	GBP	175	221,955
1.95%, 01/15/31	USD	3,545	3,585,241
3.75%, 04/01/40		910	1,065,510
4.70%, 10/15/48		305	410,201
4.05%, 11/01/52		500	613,484
CSC Holdings LLC:
6.75%, 11/15/21		92	96,573
5.38%, 07/15/23(b)		213	216,025
5.25%, 06/01/24		167	175,768
10.88%, 10/15/25(b)		1,720	1,849,000
5.50%, 05/15/26(b)		584	599,400
5.38%, 02/01/28(b)		829	866,305
5.75%, 01/15/30(b)		1,392	1,449,768
4.13%, 12/01/30(b)		691	684,954
4.63%, 12/01/30(b)		368	357,460
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		122	88,298
Discovery Communications LLC, 3.95%, 03/20/28		250	279,362
DISH DBS Corp.:
6.75%, 06/01/21		475	483,907
5.88%, 07/15/22		1,649	1,676,703
5.00%, 03/15/23		662	660,411
7.75%, 07/01/26		645	683,700
DISH Network Corp.(g):
2.38%, 03/15/24		322	288,141
3.38%, 08/15/26		443	406,946
Dolya Holdco 18 DAC, 5.00%, 07/15/28(b)		871	859,851
Entercom Media Corp., 6.50%, 05/01/27(b)		303	271,943
Fox Corp., 3.05%, 04/07/25		340	367,956
GCI LLC, 6.63%, 06/15/24(b)		168	175,805
Grupo Televisa SAB:
4.63%, 01/30/26		562	617,322
5.00%, 05/13/45		1,133	1,246,654
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		150	174,351
ITV plc, 1.38%, 09/26/26	EUR	275	297,144
JCDecaux SA, 2.63%, 04/24/28		100	113,858
Lamar Media Corp.(b):
4.88%, 01/15/29	USD	87	87,435
4.00%, 02/15/30		251	240,257
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		808	824,160
Meredith Corp., 6.88%, 02/01/26		100	83,151
Midcontinent Communications, 5.38%, 08/15/27(b)		122	123,876
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		328	295,200
Radiate Holdco LLC(b):
6.88%, 02/15/23		98	99,225
6.63%, 02/15/25		149	148,286
SES SA:
4.75%, 03/11/21	EUR	100	114,953
(EUR Swap Annual 5 Year + 5.40%), 5.62%(a)(j)		300	345,448
1.63%, 03/22/26		100	112,028

14

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	44	$45,100
5.00%, 08/01/27		908	928,039
5.50%, 07/01/29		459	483,153
4.13%, 07/01/30		519	513,270
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	180	173,109
Summer BC Holdco B SARL, 5.75%, 10/31/26		1,300	1,384,601
Summer BidCo BV(h):
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25		287	297,907
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(i)		103	106,451
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	81	81,810
Tele Columbus AG, 3.88%, 05/02/25	EUR	500	522,428
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	417,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		1,011	969,296
Univision Communications, Inc.(b):
5.13%, 02/15/25		307	289,157
6.63%, 06/01/27		650	620,750
Videotron Ltd., 5.13%, 04/15/27(b)		478	495,987
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	124,530
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	512	562,027
WPP Finance SA, 2.38%, 05/19/27		200	230,659
Ziggo Bond Co. BV(b):
6.00%, 01/15/27	USD	330	334,950
5.13%, 02/28/30		600	595,320
Ziggo BV:
4.25%, 01/15/27	EUR	270	312,021
5.50%, 01/15/27(b)	USD	606	613,611
2.88%, 01/15/30	EUR	100	110,628
4.88%, 01/15/30(b)	USD	200	201,084

			42,709,793

Metals & Mining — 1.7%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		257	253,948
ArcelorMittal SA, 1.75%, 11/19/25	EUR	450	480,761
Arconic Corp.(b):
6.00%, 05/15/25	USD	555	573,731
6.13%, 02/15/28		407	406,899
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(a)	EUR	100	129,966
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	408	389,640
China Hongqiao Group Ltd., 7.38%, 05/02/23		1,200	1,080,132
Chinalco Capital Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(a)(j)		525	526,969
Constellium SE(b):
5.75%, 05/15/24		602	602,000
5.88%, 02/15/26		1,864	1,868,977
5.63%, 06/15/28		276	270,480
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		17	17,000
3.88%, 03/15/23		1,147	1,147,000
4.25%, 03/01/30		349	338,530
5.45%, 03/15/43		2,707	2,652,860
Glencore Finance Europe Ltd., 1.50%, 10/15/26	EUR	100	109,975
GUSAP III LP, 4.25%, 01/21/30	USD	1,234	1,215,490
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		57	58,212
JSW Steel Ltd., 5.95%, 04/18/24		200	191,750
Kaiser Aluminum Corp.(b):
6.50%, 05/01/25		107	110,611

Security		Par (000)	Value

Metals & Mining (continued)
4.63%, 03/01/28	USD	360	$344,275
New Gold, Inc.(b):
6.25%, 11/15/22		366	369,889
6.38%, 05/15/25		173	174,730
7.50%, 07/15/27		356	367,281
Newmont Corp., 2.80%, 10/01/29		220	232,016
Novelis Corp.(b):
5.88%, 09/30/26		1,459	1,457,176
4.75%, 01/30/30		1,164	1,111,620
thyssenkrupp AG:
2.88%, 02/22/24	EUR	1,199	1,295,915
2.50%, 02/25/25		1	1,056
United States Steel Corp., 12.00%, 06/01/25(b)	USD	585	599,625
Vale Overseas Ltd., 6.25%, 08/10/26		874	1,027,496
Vedanta Resources Finance II plc:
8.00%, 04/23/23		2,321	1,692,531
9.25%, 04/23/26		2,820	2,014,538
Vedanta Resources Ltd., 6.13%, 08/09/24		1,002	690,128

			23,803,207

Multiline Retail — 0.3%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	400	493,162
Future Retail Ltd., 5.60%, 01/22/25	USD	2,850	1,881,000
Macy’s, Inc., 8.38%, 06/15/25(b)		759	755,577
Marks & Spencer plc, 3.25%, 07/10/27(e)	GBP	700	847,897
Nordstrom, Inc., 8.75%, 05/15/25(b)	USD	780	839,392

			4,817,028

Multi-Utilities — 0.1%
Consumers Energy Co., 3.10%, 08/15/50		160	178,022
NiSource, Inc., 3.60%, 05/01/30		1,500	1,718,118
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	10	11,195

			1,907,335

Oil, Gas & Consumable Fuels — 4.9%
Apache Corp.:
3.25%, 04/15/22	USD	9	8,709
5.25%, 02/01/42		40	32,645
4.75%, 04/15/43		379	305,128
4.25%, 01/15/44		505	383,964
5.35%, 07/01/49		86	68,623
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		362	308,605
Baytex Energy Corp., 8.75%, 04/01/27(b)		230	121,900
BP Capital Markets plc(a)(j):
(EUR Swap Annual 5 Year + 3.88%), 3.25%	EUR	700	789,700
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%	GBP	175	218,469
(EUR Swap Annual 5 Year + 4.12%), 3.62%	EUR	700	789,819
Buckeye Partners LP:
4.13%, 03/01/25(b)	USD	63	60,434
3.95%, 12/01/26		45	42,404
4.50%, 03/01/28(b)		233	217,855
5.85%, 11/15/43		104	90,251
5.60%, 10/15/44		136	108,800
Callon Petroleum Co.:
6.25%, 04/15/23		335	126,888
6.13%, 10/01/24		295	110,699
8.25%, 07/15/25		177	61,950
6.38%, 07/01/26		149	49,170
Cenovus Energy, Inc.:
3.00%, 08/15/22		100	97,244
3.80%, 09/15/23		57	53,600
5.40%, 06/15/47		42	36,056

15

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	USD	199	$105,470
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		1,043	1,146,123
Cheniere Energy Partners LP:
5.63%, 10/01/26		194	193,030
4.50%, 10/01/29(b)		378	366,187
Chevron Corp., 3.08%, 05/11/50		965	1,024,564
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		325	325,406
CNX Resources Corp.:
5.88%, 04/15/22		504	497,372
7.25%, 03/14/27(b)		34	31,280
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		443	401,469
9.75%, 08/15/26		361	336,817
Continental Resources, Inc.:
5.00%, 09/15/22		433	425,423
4.50%, 04/15/23		146	139,751
4.90%, 06/01/44		305	242,856
Crestwood Midstream Partners LP:
6.25%, 04/01/23(e)		60	53,400
5.63%, 05/01/27(b)		232	193,416
CrownRock LP, 5.63%, 10/15/25(b)		1,239	1,110,454
CVR Energy, Inc.(b):
5.25%, 02/15/25		185	170,200
5.75%, 02/15/28		62	54,250
DCP Midstream Operating LP:
5.38%, 07/15/25		222	220,335
5.63%, 07/15/27		232	233,450
5.13%, 05/15/29		25	23,984
6.45%, 11/03/36(b)		39	35,100
6.75%, 09/15/37(b)		509	456,721
Diamondback Energy, Inc.:
4.75%, 05/31/25		1,685	1,802,995
3.50%, 12/01/29		371	359,340
Enbridge, Inc.:
4.00%, 10/01/23		514	557,049
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		360	354,600
Endeavor Energy Resources LP(b):
6.63%, 07/15/25		238	239,861
5.50%, 01/30/26		666	637,695
5.75%, 01/30/28		148	142,080
Energy Transfer Operating LP:
3.75%, 05/15/30		80	79,460
6.50%, 02/01/42		205	222,063
5.15%, 02/01/43		150	141,007
6.00%, 06/15/48		140	145,205
5.00%, 05/15/50		1,261	1,197,652
Energy Transfer Partners LP, 5.88%, 03/01/22		500	527,587
EnLink Midstream LLC, 5.38%, 06/01/29		44	33,000
EnLink Midstream Partners LP:
4.40%, 04/01/24		85	70,592
4.15%, 06/01/25		4	3,080
4.85%, 07/15/26		126	93,278
5.60%, 04/01/44		105	64,050
5.05%, 04/01/45		14	8,719
Enterprise Products Operating LLC:
4.80%, 02/01/49		320	381,692
3.95%, 01/31/60		320	329,761
EOG Resources, Inc., 4.38%, 04/15/30		1,985	2,368,182
EQM Midstream Partners LP:
6.00%, 07/01/25(b)		371	375,793
4.13%, 12/01/26		64	58,680
6.50%, 07/01/27(b)		412	421,979

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.:
3.90%, 10/01/27	USD	388	$315,168
7.00%, 02/01/30(e)		191	196,736
Extraction Oil & Gas, Inc.(b)(f)(l):
7.38%, 05/15/24		375	72,187
5.63%, 02/01/26		317	61,023
Exxon Mobil Corp., 3.45%, 04/15/51		2,495	2,763,039
Genesis Energy LP:
6.00%, 05/15/23		177	159,300
5.63%, 06/15/24		169	147,030
6.50%, 10/01/25		12	10,260
7.75%, 02/01/28		60	53,400
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		179	107,400
Greenko Dutch BV, 5.25%, 07/24/24		200	197,813
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	200,416
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25		200	196,640
5.95%, 07/29/26		4,200	4,122,563
Hess Corp., 5.80%, 04/01/47		537	583,647
Hess Midstream Operations LP(b):
5.63%, 02/15/26		100	98,949
5.13%, 06/15/28		125	120,302
Holly Energy Partners LP, 5.00%, 02/01/28(b)		165	157,162
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		256	242,480
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		442	411,060
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		200	160,500
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		500	506,229
Kinder Morgan, Inc., 5.55%, 06/01/45		250	305,174
Lukoil Securities BV, 3.88%, 05/06/30(b)		600	623,865
Matador Resources Co., 5.88%, 09/15/26		536	396,640
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		250	229,453
MEG Energy Corp.(b):
7.00%, 03/31/24		404	346,430
6.50%, 01/15/25		411	383,512
7.13%, 02/01/27		178	147,963
Mongolian Mining Corp.:
9.25%, 04/15/24		2,100	1,430,625
MPLX LP:
(LIBOR USD 3 Month + 1.10%), 1.41%, 09/09/22(a)		2,195	2,158,585
5.50%, 02/15/49		375	415,585
Murphy Oil Corp.:
5.75%, 08/15/25		135	120,825
6.37%, 12/01/42(e)		16	12,414
Neerg Energy Ltd., 6.00%, 02/13/22		2,400	2,360,250
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		400	348,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		122	148,901
NuStar Logistics LP, 6.00%, 06/01/26		162	157,140
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		508	510,032
4.85%, 03/15/21		62	61,535
2.60%, 08/13/21		1,142	1,116,065
2.70%, 08/15/22		468	435,685
2.90%, 08/15/24		265	226,437
3.20%, 08/15/26		45	36,562
3.00%, 02/15/27		23	17,830
3.50%, 08/15/29		66	48,286
4.30%, 08/15/39		582	401,411
6.20%, 03/15/40		874	731,975
4.50%, 07/15/44		212	146,280
4.63%, 06/15/45		606	424,200
6.60%, 03/15/46		26	22,632

16

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.40%, 04/15/46	USD	528	$368,290
4.10%, 02/15/47		65	43,794
4.20%, 03/15/48		358	242,438
4.40%, 08/15/49		127	87,630
Parkland Corp., 5.88%, 07/15/27(b)		147	152,512
Parsley Energy LLC(b):
5.38%, 01/15/25		579	563,251
5.25%, 08/15/25		43	41,295
5.63%, 10/15/27		28	27,580
4.13%, 02/15/28		270	244,350
PBF Holding Co. LLC, 9.25%, 05/15/25(b)		805	859,337
PDC Energy, Inc.:
1.13%, 09/15/21(g)		405	370,973
6.13%, 09/15/24		51	47,430
6.25%, 12/01/25		38	32,015
5.75%, 05/15/26		223	202,930
Plains All American Pipeline LP, 3.55%, 12/15/29		86	83,786
QEP Resources, Inc.:
6.88%, 03/01/21		66	63,030
5.38%, 10/01/22		213	161,880
5.25%, 05/01/23		198	130,680
5.63%, 03/01/26		162	102,870
Range Resources Corp.:
5.88%, 07/01/22		17	15,640
5.00%, 08/15/22		157	142,870
5.00%, 03/15/23		272	233,920
Reliance Industries Ltd.:
4.13%, 01/28/25		750	814,922
3.67%, 11/30/27		412	439,962
ReNew Power Pvt Ltd., 5.88%, 03/05/27		800	764,000
ReNew Power Synthetic:
6.67%, 03/12/24(b)		200	201,312
6.67%, 03/12/24		1,701	1,712,163
Repsol International Finance BV:
(EUR Swap Annual 5 Year + 4.00%), 3.75%(a)(j)	EUR	100	111,788
(EUR Swap Annual 5 Year + 4.41%), 4.25%(a)(j)		100	113,536
2.63%, 04/15/30		100	124,899
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(b)	USD	704	781,584
Santos Finance Ltd., 5.25%, 03/13/29		500	533,646
Sinopec Group Overseas Development 2018 Ltd.:
2.70%, 05/13/30		1,700	1,751,561
3.35%, 05/13/50		675	722,304
SM Energy Co., 10.00%, 01/15/25(b)		647	614,249
Southwestern Energy Co.:
4.10%, 03/15/22		240	229,104
6.20%, 01/23/25(e)		132	113,025
7.50%, 04/01/26		113	98,909
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27		125	128,054
5.30%, 04/01/44		120	114,930
5.40%, 10/01/47		95	95,049
Sunoco LP:
4.88%, 01/15/23		83	81,755
5.50%, 02/15/26		16	15,520
6.00%, 04/15/27		25	24,750
5.88%, 03/15/28		36	35,736
Tallgrass Energy Partners LP, 5.50%, 09/15/24(b)		173	156,231
Targa Resources Partners LP:
4.25%, 11/15/23		57	54,435

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.13%, 02/01/25	USD	98	$94,325
5.88%, 04/15/26		11	10,890
5.38%, 02/01/27		15	14,475
6.50%, 07/15/27		36	36,090
5.00%, 01/15/28		362	340,417
6.88%, 01/15/29		748	783,530
5.50%, 03/01/30(b)		282	272,305
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		375	379,687
5.00%, 01/31/28		95	99,038
4.75%, 01/15/30		137	139,055
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		1,185	1,173,871
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(b)		690	736,869
UGI International LLC, 3.25%, 11/01/25	EUR	100	110,103
Viper Energy Partners LP, 5.38%, 11/01/27(b)	USD	93	91,226
Western Midstream Operating LP:
4.00%, 07/01/22		44	43,859
3.10%, 02/01/25(e)		84	79,590
3.95%, 06/01/25		182	170,483
4.65%, 07/01/26		134	128,345
4.75%, 08/15/28		68	65,110
4.05%, 02/01/30(e)		155	149,202
5.45%, 04/01/44		328	273,158
5.30%, 03/01/48		663	537,859
5.50%, 08/15/48		67	54,270
5.25%, 02/01/50(e)		331	286,414
WPX Energy, Inc.:
8.25%, 08/01/23		106	117,660
5.75%, 06/01/26		98	95,060
5.25%, 10/15/27		75	70,064
5.88%, 06/15/28		238	228,706
4.50%, 01/15/30		595	523,600

			68,290,153

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25		450	463,641
Norbord, Inc., 6.25%, 04/15/23(b)		98	102,921
Stora Enso OYJ, 2.13%, 06/16/23	EUR	200	230,877
WEPA Hygieneprodukte GmbH, (EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(a)		400	437,760

			1,235,199

Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23		400	398,792
4.75%, 04/15/26		500	491,531
6.50%, 04/15/26(b)	USD	100	85,000
Edgewell Personal Care Co., 5.50%, 06/01/28(b)		206	211,665
Unilever NV, 1.63%, 02/12/33	EUR	125	160,963

			1,347,951

Pharmaceuticals — 1.7%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)	USD	175	185,719
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	1,400	1,554,890
5.88%, 05/15/23(b)	USD	15	14,963
6.13%, 04/15/25(b)		655	664,347
5.50%, 11/01/25(b)		69	70,725
9.00%, 12/15/25(b)		946	1,019,041
5.75%, 08/15/27(b)		216	228,960
7.00%, 01/15/28(b)		1,050	1,081,500
5.00%, 01/30/28(b)		15	14,122
6.25%, 02/15/29(b)		626	629,130
7.25%, 05/30/29(b)		504	529,200

17

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
5.25%, 01/30/30(b)	USD	433	$410,809
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(a)	EUR	300	348,335
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26(b)	USD	266	270,043
5.00%, 07/15/27(b)		70	72,669
2.38%, 03/01/28	EUR	694	736,825
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		496	539,814
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.87%, 06/30/26(a)		331	367,237
Elanco Animal Health, Inc., 5.65%, 08/28/28(e)	USD	28	31,046
Endo Dac(b):
9.50%, 07/31/27		167	176,636
6.00%, 06/30/28		182	117,390
GlaxoSmithKline Capital plc, 1.75%, 05/21/30	EUR	100	125,845
Luye Pharma Group Ltd., 1.50%, 07/09/24(g)	USD	1,500	1,443,012
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	200	220,080
7.25%, 09/30/25		300	342,969
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24		902	990,631
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	1,689	1,733,252
Rossini SARL, 6.75%, 10/30/25	EUR	362	433,045
Takeda Pharmaceutical Co. Ltd.:
2.25%, 11/21/26		125	153,678
5.00%, 11/26/28	USD	1,000	1,238,845
2.05%, 03/31/30		6,000	5,996,739
3.00%, 11/21/30	EUR	175	230,340
Teva Pharmaceutical Finance Netherlands II BV:
6.00%, 01/31/25		400	473,836
1.88%, 03/31/27		500	473,099
1.63%, 10/15/28		100	91,249

			23,010,021

Professional Services — 0.4%
ASGN, Inc., 4.63%, 05/15/28(b)	USD	108	105,475
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		1,179	1,242,736
10.25%, 02/15/27		1,698	1,884,780
Intertrust Group BV, 3.38%, 11/15/25	EUR	600	669,705
Jaguar Holding Co. II/PPD Development LP(b):
4.63%, 06/15/25	USD	634	645,222
5.00%, 06/15/28		968	990,990

			5,538,908

Real Estate Management & Development — 9.8%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	111,181
Agile Group Holdings Ltd.:
6.70%, 03/07/22	USD	256	262,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(j)		4,100	3,985,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.29%), 7.88%(a)(j)		200	196,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.08%), 7.75%(a)(j)		795	767,262
Alam Synergy Pte. Ltd., 11.50%, 04/22/21		184	139,840
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		2,400	1,326,744
Aroundtown SA, 1.88%, 01/19/26	EUR	100	116,544
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(j)		100	111,114
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29	USD	920	947,600

Security		Par (000)	Value

Real Estate Management & Development (continued)
5.15%, 01/29/50	USD	962	$955,988
Central China Real Estate Ltd.:
6.88%, 10/23/20		850	850,000
6.88%, 02/10/21		710	709,113
6.75%, 11/08/21		745	740,090
6.88%, 08/08/22		200	197,750
7.25%, 04/24/23		1,800	1,776,708
7.65%, 08/27/23		1,620	1,601,892
7.90%, 11/07/23		1,200	1,195,332
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		200	202,750
6.90%, 01/13/23		800	786,323
8.60%, 04/08/24		2,281	2,248,923
China Aoyuan Group Ltd.:
7.95%, 09/07/21		416	423,775
8.50%, 01/23/22		200	206,588
7.95%, 02/19/23		2,257	2,342,112
6.35%, 02/08/24		3,050	3,022,995
China Evergrande Group:
6.25%, 06/28/21		200	191,250
9.50%, 04/11/22		200	187,810
11.50%, 01/22/23		770	727,935
4.25%, 02/14/23(g)	HKD	37,000	4,497,896
12.00%, 01/22/24	USD	1,270	1,165,466
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30		1,179	1,195,211
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(a)(j)		905	915,742
China SCE Group Holdings Ltd.:
5.88%, 03/10/22		800	786,528
7.25%, 04/19/23		1,400	1,389,500
7.38%, 04/09/24		600	589,313
CIFI Holdings Group Co. Ltd.:
7.63%, 02/28/23		200	210,110
6.55%, 03/28/24		808	830,567
6.45%, 11/07/24		200	203,000
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(a)(j)	EUR	100	95,808
Consus Real Estate AG, 9.63%, 05/15/24		700	853,298
Country Garden Holdings Co. Ltd.:
8.00%, 01/27/24	USD	200	215,804
6.50%, 04/08/24		200	212,125
5.40%, 05/27/25		505	523,938
6.15%, 09/17/25		200	211,593
7.25%, 04/08/26		1,135	1,234,312
5.13%, 01/14/27		1,200	1,203,007
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(b)		482	502,485
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	500	532,584
Easy Tactic Ltd.:
9.13%, 07/28/22	USD	200	190,793
8.13%, 02/27/23		600	546,936
8.63%, 03/05/24		2,550	2,296,594
8.13%, 07/11/24		870	760,162
Elect Global Investments Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 4.10%(a)(j)		2,550	2,460,112
Esic Sukuk Ltd., 3.94%, 07/30/24		500	487,969
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	200,062
15.00%, 12/18/21		200	214,937
11.75%, 04/17/22		1,650	1,705,655
7.95%, 07/05/22		750	722,813

18

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
12.25%, 10/18/22	USD	755	$787,676
11.88%, 06/01/23		935	953,408
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		1,599	1,511,055
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23		200	192,125
5.95%, 01/23/25		1,100	1,039,500
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.13%, 09/26/21(a)		800	788,604
(LIBOR USD 3 Month + 4.85%), 5.13%, 09/26/21(a)		200	197,151
7.25%, 03/12/22		200	203,408
5.60%, 11/13/22		200	196,472
6.25%, 12/16/22		1,155	1,159,331
6.75%, 09/26/23		3,700	3,683,054
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		18	18,094
Heimstaden Bostad AB:
(EUR Swap Annual 5 Year + 3.67%), 3.25%(a)(j)	EUR	150	160,571
1.13%, 01/21/26		100	109,268
Hong Seng Ltd., 9.88%, 08/27/22	USD	800	752,000
Hopson Development Holdings Ltd., 7.50%, 06/27/22		200	200,302
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		618	575,111
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		1,500	600,000
Jingrui Holdings Ltd.:
9.45%, 04/23/21		200	193,250
10.88%, 10/04/21		1,800	1,711,688
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		1,800	1,822,500
Kaisa Group Holdings Ltd.:
11.25%, 04/09/22		200	207,687
11.95%, 10/22/22		3,200	3,335,000
11.50%, 01/30/23		1,556	1,590,559
10.88%, 07/23/23		2,000	1,996,875
9.38%, 06/30/24		1,800	1,647,000
KWG Group Holdings Ltd.:
7.88%, 08/09/21		200	204,688
7.88%, 09/01/23		450	466,164
7.40%, 03/05/24		200	203,776
Logan Group Co. Ltd.:
7.50%, 08/25/22		200	207,013
6.50%, 07/16/23		200	204,750
5.75%, 01/14/25		200	198,924
Modern Land China Co. Ltd.:
12.85%, 10/25/21		1,329	1,322,355
11.80%, 02/26/22		1,800	1,784,250
New Metro Global Ltd.:
6.50%, 04/23/21		200	200,402
7.13%, 05/23/21		700	705,124
7.50%, 12/16/21		1,095	1,115,531
No Va Land Investment Group Corp., 5.50%, 04/27/23(g)		1,376	1,367,595
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,178,250
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	100	111,450
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20	USD	1,751	1,748,111
7.13%, 11/08/22		750	757,657
6.95%, 07/23/23		1,300	1,300,246
Realogy Group LLC, 7.63%, 06/15/25(b)		149	149,030
Redco Properties Group Ltd., 11.50%, 12/08/20		1,120	1,106,350
Redsun Properties Group Ltd.:
9.95%, 04/11/22		2,400	2,407,200

Security		Par (000)	Value

Real Estate Management & Development (continued)
9.70%, 04/16/23	USD	550	$533,687
RKPF Overseas 2019 A Ltd.:
7.88%, 02/01/23		200	209,052
6.70%, 09/30/24		200	202,563
RongXingDa Development BVI Ltd., 8.75%, 01/28/21		450	446,062
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		460	482,460
10.50%, 03/01/22		200	212,313
8.95%, 01/22/23		2,460	2,569,162
8.10%, 06/09/23		200	205,000
Scenery Journey Ltd.:
11.00%, 11/06/20		200	201,563
11.50%, 10/24/22		2,695	2,555,264
13.00%, 11/06/22		700	683,812
13.75%, 11/06/23		750	731,250
Seazen Group Ltd., 6.45%, 06/11/22		1,460	1,469,074
Shimao Group Holdings Ltd.:
6.13%, 02/21/24		200	211,000
5.60%, 07/15/26		3,550	3,739,703
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	195,958
Singha Estate PCL, 2.00%, 07/20/22(g)		1,450	1,427,782
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		1,060	1,052,713
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	102,469
Sunac China Holdings Ltd.:
7.25%, 06/14/22	USD	200	202,301
7.95%, 10/11/23		200	204,375
7.50%, 02/01/24		200	199,875
Theta Capital Pte. Ltd., 6.75%, 10/31/26		200	160,000
Times China Holdings Ltd.:
7.63%, 02/21/22		1,000	1,022,871
6.75%, 07/16/23		322	326,729
6.75%, 07/08/25		1,800	1,800,000
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(j)	EUR	400	424,683
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27	GBP	61	76,150
Series N, 6.46%, 03/30/32(e)		300	386,529
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29	USD	1,166	1,194,421
Vonovia Finance BV:
0.88%, 07/03/23	EUR	100	113,973
1.50%, 01/14/28		200	235,610
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	960	893,981
Wanda Properties Overseas Ltd.:
6.88%, 07/23/23		4,115	3,912,213
Yango Justice International Ltd.:
10.00%, 02/12/23		200	206,312
9.25%, 04/15/23		535	532,400
8.25%, 11/25/23		680	650,128
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		200	201,625
6.80%, 02/27/24		200	197,063
Yuzhou Properties Co. Ltd.:
8.63%, 01/23/22		200	206,679
8.50%, 02/04/23		200	208,000
6.00%, 10/25/23		1,565	1,511,203
8.50%, 02/26/24		200	204,250
7.70%, 02/20/25		1,350	1,316,250
8.30%, 05/27/25		1,200	1,185,000
Zhenro Properties Group Ltd.:
9.80%, 08/20/21		340	348,925
9.15%, 03/08/22		890	908,912

19

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
8.70%, 08/03/22	USD	1,400	$1,407,000
8.30%, 09/15/23		1,185	1,161,207
7.88%, 04/14/24		550	521,125
Zhongliang Holdings Group Co. Ltd., 8.75%, 06/27/21		900	896,880

			135,704,097

Road & Rail — 0.5%
CSX Corp., 3.80%, 04/15/50		560	663,550
Deutsche Bahn Finance GmbH, (EUR Swap Annual 5 Year + 1.26%), 0.95%(a)(j)	EUR	200	215,870
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(a)		100	100,560
3.38%, 12/15/26		300	298,289
Loxam SAS:
4.25%, 04/15/24		600	637,362
3.25%, 01/14/25		300	306,884
3.75%, 07/15/26		300	309,176
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	300	308,214
Penske Truck Leasing Co. LP, 2.70%, 11/01/24(b)		330	339,511
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	153	177,654
SF Holding Investment Ltd., 2.88%, 02/20/30	USD	1,161	1,187,848
Uber Technologies, Inc.(b):
7.50%, 11/01/23		561	566,610
7.50%, 05/15/25		853	859,397
8.00%, 11/01/26		214	217,745
7.50%, 09/15/27		128	128,320
Union Pacific Corp., 3.75%, 02/05/70		175	194,934

			6,511,924

Semiconductors & Semiconductor Equipment — 1.9%
ams AG, 6.00%, 07/31/25	EUR	527	586,164
Analog Devices, Inc., 2.95%, 04/01/25	USD	1,345	1,457,072
Broadcom, Inc.(b):
4.70%, 04/15/25		3,985	4,490,196
5.00%, 04/15/30		1,110	1,275,804
4.15%, 11/15/30		4,925	5,351,907
4.30%, 11/15/32		890	976,489
Entegris, Inc., 4.38%, 04/15/28(b)		232	236,060
Global A&T Electronics Ltd., 8.50%, 01/12/23		1,400	1,314,250
Infineon Technologies AG, (EUR Swap Annual 5 Year + 3.39%), 2.88%(a)(j)	EUR	700	765,537
KLA Corp., 3.30%, 03/01/50	USD	560	578,415
Lam Research Corp.:
3.75%, 03/15/26		320	365,805
4.88%, 03/15/49		245	339,731
2.88%, 06/15/50		1,220	1,256,837
Microchip Technology, Inc.:
1.63%, 02/15/25(g)		69	153,919
4.25%, 09/01/25(b)		1,121	1,128,133
NVIDIA Corp.:
3.50%, 04/01/50		2,035	2,325,100
3.70%, 04/01/60		1,295	1,537,607
NXP BV(b):
5.35%, 03/01/26		500	594,346
3.40%, 05/01/30		1,210	1,301,897
ON Semiconductor Corp., 1.00%, 12/01/20(g)		220	255,730
Qorvo, Inc., 4.38%, 10/15/29(b)		290	296,983
QUALCOMM, Inc., 4.30%, 05/20/47		195	243,228
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		200	207,500

			27,038,710

Security		Par (000)	Value

Software — 1.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)	USD	719	$749,018
Ascend Learning LLC(b):
6.88%, 08/01/25		127	127,937
6.88%, 08/01/25		614	617,070
Boxer Parent Co., Inc.:
6.50%, 10/02/25	EUR	673	778,043
7.13%, 10/02/25(b)	USD	454	476,019
9.13%, 03/01/26(b)		892	923,220
Camelot Finance SA, 4.50%, 11/01/26(b)		568	568,000
Castle US Holding Corp., 9.50%, 02/15/28(b)		256	236,800
CDK Global, Inc.:
4.88%, 06/01/27		476	488,352
5.25%, 05/15/29(b)		486	504,672
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		2,086	2,059,925
Fair Isaac Corp., 4.00%, 06/15/28(b)		130	130,325
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,249	1,298,960
Nuance Communications, Inc., 5.63%, 12/15/26		647	672,880
Open Text Corp., 3.88%, 02/15/28(b)		199	191,599
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		674	662,205
Oracle Corp., 4.00%, 11/15/47		1,000	1,166,668
PTC, Inc.(b):
3.63%, 02/15/25		85	84,362
4.00%, 02/15/28		274	271,293
RP Crown Parent LLC, 7.38%, 10/15/24(b)		474	472,815
SAP SE, 1.25%, 03/10/28	EUR	200	241,556
Solera LLC, 10.50%, 03/01/24(b)	USD	2,276	2,315,830
Sophia LP, 9.00%, 09/30/23(b)		135	136,350
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		1,653	1,677,200
Veritas US, Inc., 7.50%, 02/01/23(b)		200	197,000
VMware, Inc., 4.70%, 05/15/30		215	237,130

			17,285,229

Specialty Retail — 0.7%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		72	69,840
4.75%, 03/01/30		70	68,250
Douglas GmbH, 6.25%, 07/15/22	EUR	400	376,976
Dufry One BV:
2.50%, 10/15/24		300	281,332
2.00%, 02/15/27		100	87,024
eG Global Finance plc:
4.38%, 02/07/25		289	298,401
6.75%, 02/07/25(b)	USD	1,200	1,171,500
6.25%, 10/30/25	EUR	868	945,942
8.50%, 10/30/25(b)	USD	200	205,000
Gap, Inc. (The), 8.88%, 05/15/27(b)		164	175,467
L Brands, Inc.:
6.88%, 07/01/25(b)		443	457,398
9.38%, 07/01/25(b)		10	10,012
6.88%, 11/01/35		187	155,565
6.75%, 07/01/36		8	6,560
Murphy Oil USA, Inc., 4.75%, 09/15/29		152	155,420
Penske Automotive Group, Inc., 5.50%, 05/15/26		166	165,585
PetSmart, Inc.(b):
7.13%, 03/15/23		339	334,213
5.88%, 06/01/25		2,020	2,023,788
SRS Distribution, Inc., 8.25%, 07/01/26(b)		1,730	1,755,950
Staples, Inc., 7.50%, 04/15/26(b)		1,538	1,208,483
Tendam Brands SAU:
5.00%, 09/15/24	EUR	100	97,067

20

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
(EURIBOR 3 Month + 5.25%), 5.25%, 09/15/24(a)	EUR	100	$96,621

			10,146,394

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 1.38%, 05/24/29		200	246,837
Dell International LLC, 5.85%, 07/15/25(b)	USD	1,645	1,890,434
NCR Corp.(b):
8.13%, 04/15/25		101	107,060
5.75%, 09/01/27		51	51,000
6.13%, 09/01/29		294	293,265
Nuoxi Capital Ltd., 7.88%, 06/24/21		600	156,390
Seagate HDD Cayman, 4.13%, 01/15/31(b)		80	84,062
Western Digital Corp., 4.75%, 02/15/26		413	426,815
Xerox Corp., 4.80%, 03/01/35		144	134,250

			3,390,113

Textiles, Apparel & Luxury Goods — 0.1%
Delta Merlin Dunia Tekstil PT, 8.63%, 03/12/24		600	68,625
EssilorLuxottica SA, 0.50%, 06/05/28	EUR	200	223,830
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(g)		200	119,974
Hanesbrands, Inc., 5.38%, 05/15/25(b)	USD	123	124,384
Kering SA, 0.75%, 05/13/28	EUR	100	114,414
Levi Strauss & Co., 5.00%, 05/01/25	USD	68	68,256
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/11/28	EUR	300	330,617
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	955	300,018
William Carter Co. (The)(b):
5.50%, 05/15/25		85	87,656
5.63%, 03/15/27		141	145,230
Wolverine World Wide, Inc., 6.38%, 05/15/25(b)		88	92,180

			1,675,184

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27(b)		330	264,000
Mongolian Mortgage Corp. HFC LLC, 9.75%, 01/29/22		2,100	1,829,625
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		508	521,310
6.00%, 01/15/27		148	140,600

			2,755,535

Tobacco — 0.2%
Altria Group, Inc.:
3.80%, 02/14/24		245	267,878
4.40%, 02/14/26		120	138,174
5.95%, 02/14/49		485	636,122
4.45%, 05/06/50		1,130	1,236,042
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.24%, 08/16/21(a)	EUR	100	111,870
BAT Netherlands Finance BV, 3.13%, 04/07/28		100	124,196
Imperial Brands Finance plc, 2.13%, 02/12/27		100	114,963

			2,629,245

Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.88%, 07/03/23	USD	125	127,223
BOC Aviation Ltd., 3.00%, 09/11/29		1,000	988,750
HD Supply, Inc., 5.38%, 10/15/26(b)		2,402	2,453,042
Herc Holdings, Inc., 5.50%, 07/15/27(b)		500	501,075
United Rentals North America, Inc.:
4.63%, 10/15/25		65	65,325
5.88%, 09/15/26		117	122,616
6.50%, 12/15/26		7	7,350
3.88%, 11/15/27		53	52,868
5.25%, 01/15/30		11	11,357
4.00%, 07/15/30		266	257,283

Security		Par (000)	Value

Trading Companies & Distributors (continued)
WESCO Distribution, Inc.(b):
7.13%, 06/15/25	USD	793	$835,132
7.25%, 06/15/28		720	761,400

			6,183,421

Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd.:
3.95%, 01/19/22		729	734,467
4.38%, 07/03/29		200	196,250
ASTM SpA, 1.63%, 02/08/28	EUR	100	105,553
Atlantia SpA, 1.63%, 02/03/25		304	321,042
Autostrade per l’Italia SpA:
2.88%, 02/26/21		100	111,067
5.88%, 06/09/24		500	616,473
4.38%, 09/16/25		500	606,780

			2,691,632

Wireless Telecommunication Services — 1.4%
Altice France Holding SA, 6.00%, 02/15/28(b)	USD	584	551,518
Connect Finco SARL, 6.75%, 10/01/26(b)		2,188	2,073,130
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		200	194,250
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26		1,116	1,186,099
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		1,000	850,000
Hughes Satellite Systems Corp., 5.25%, 08/01/26		301	311,294
Matterhorn Telecom SA:
2.63%, 09/15/24	EUR	100	109,513
4.00%, 11/15/27		450	507,870
SoftBank Group Corp.:
4.00%, 04/20/23		100	113,249
(USD Swap Rate 5 Year + 4.23%), 6.00%(a)(j)	USD	800	728,800
4.50%, 04/20/25	EUR	200	229,194
4.75%, 07/30/25		385	445,331
3.13%, 09/19/25		100	106,714
5.00%, 04/15/28		1,200	1,395,387
4.00%, 09/19/29		200	220,206
Sprint Corp.:
7.88%, 09/15/23	USD	296	333,370
7.13%, 06/15/24		196	221,311
7.63%, 02/15/25		315	363,431
7.63%, 03/01/26		783	924,230
Telefonica Europe BV(a)(j):
(EUR Swap Annual 10 Year + 4.30%), 5.87%	EUR	700	847,463
(EUR Swap Annual 10 Year + 4.30%), 5.87%		200	242,132
(EUR Swap Annual 6 Year + 4.11%), 4.37%		200	231,441
T-Mobile USA, Inc.:
4.50%, 02/01/26	USD	137	138,639
4.75%, 02/01/28		233	246,141
3.88%, 04/15/30(b)		2,825	3,144,112
Vodafone Group plc:
2.20%, 08/25/26	EUR	100	123,414
4.38%, 05/30/28	USD	350	416,257
2.50%, 05/24/39	EUR	100	123,684
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(a)		968	1,176,683
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78(a)	USD	600	643,032
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79(a)	EUR	600	674,100

21

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	237	$241,859

			19,113,854

Total Corporate Bonds — 68.0% (Cost: $938,339,198)			944,339,115

Floating Rate Loan Interests — 11.6%

Aerospace & Defense — 0.3%
Bleriot US Bidco, Inc., Delayed Draw Term Loan, (LIBOR USD 3 Month + 4.75%), 5.06%, 10/31/26(i)		29	27,553
Bleriot US Bidco, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 5.06%, 10/30/26(i)		184	176,344
Dynasty Acquisition Co., Inc., Term Loan: (LIBOR USD 3 Month + 3.50%), 3.81%, 04/06/26(i)		2,628	2,236,708
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.00%, 11/28/21(i)		288	262,217
TransDigm, Inc., Term Loan:(i)
(LIBOR USD 1 Month + 2.25%), 2.43%, 08/22/24		355	319,967
(LIBOR USD 1 Month + 2.25%), 2.43%, 12/09/25		1,424	1,277,644

			4,300,433

Airlines — 0.1%(i)
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.18%, 12/15/23		1,076	855,735
American Airlines, Inc., Term Loan B23, 04/28/23(m)		229	180,702
JetBlue Airways Corp., Term Loan, (LIBOR USD 3 Month + 5.25%), 6.25%, 06/12/24		184	179,860
Kestrel Bidco, Inc., Term Loan, 12/11/26(m)		980	783,166

			1,999,463

Auto Components — 0.1%(i)
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 3.68%, 04/30/26		1,405	1,335,095
Wand Newco 3, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.07%, 02/05/26		349	330,439

			1,665,534

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, 12/12/25(i)(m)		705	672,119

Building Products — 0.1%(i)
CPG Merger Sub LLC, Term Loan, 05/05/24(m)		407	401,877
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.25%, 12/19/23		1,172	1,127,488

			1,529,365

Capital Markets — 0.1%(i)
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.44%, 04/12/24(c)		161	151,785
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.19%, 06/03/26		340	320,656
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.07%, 05/29/26		695	454,607

			927,048

Security		Par (000)	Value

Chemicals — 0.4%(i)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.00%, 01/31/24	USD	900	$864,894
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.25%, 08/27/26		729	713,436
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/03/25		204	192,358
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 3 Month + 3.50%), 4.50% - 5.75%, 06/13/23		606	529,325
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.50%, 06/28/24		372	343,098
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.78%, 03/28/25		223	205,641
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26		75	59,375
IPS Acquisition LLC, Term Loan B2, (LIBOR USD 1 Month + 3.25%), 4.25%, 11/07/24(c)		346	330,119
McDermott International, Inc., Term Loan, 06/16/27(m)		556	546,563
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 2.81%, 03/02/26		604	574,807
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 05/15/24		269	251,120
Nouryon Finance BV, Term Loan, 10/01/25(m)		74	69,252
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.69%, 10/14/24		628	575,856

			5,255,844

Commercial Services & Supplies — 0.5%(i)
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 11/10/23		726	716,547
Allied Universal Holdco LLC Cov Lite, Term Loan B, 07/10/26(m)		513	497,879
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(m)		698	636,715
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 11/01/24		918	877,794
Cast & Crew Payroll LLC, 1st Lien Term Loan, 01/16/26(m)		277	252,068
Diamond (BC) BV, Term Loan, 09/06/24(m)		720	660,111
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 4.75%, 05/30/25		215	197,247
GFL Environmental, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.00%, 05/30/25		331	321,367
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 5.75%, 11/03/23		200	145,340
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.50%, 09/19/26		243	229,749
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 09/23/26		335	321,669
Spring Education Group, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 4.56%, 07/30/25(c)		91	84,566
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/01/24		1,515	1,435,692
US Ecology Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 2.68%, 11/02/26(c)		130	126,435

22

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/24	USD	25	$20,447
(LIBOR USD 3 Month + 4.00%), 5.00%, 10/10/24		609	516,959

			7,040,585

Construction & Engineering — 0.1%(i)
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 3.94%, 04/01/25		289	274,187
SRS Distribution, Inc., Term Loan B, 05/23/25(m)		539	508,391

			782,578

Construction Materials — 0.2%(i)
American Builders And Contractors Supply, Term Loan, (LIBOR USD 1 Month + 2.00%), 2.18%, 01/15/27		691	658,078
Core & Main LP, Term Loan, (LIBOR USD 6 Month + 2.75%), 3.75%, 08/01/24		1,096	1,041,873
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(m)		616	597,962

			2,297,913

Containers & Packaging — 0.3%(i)
Berry Global, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.18%, 10/01/22		411	399,250
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 04/03/24		819	733,433
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 05/16/24		759	724,396
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/23		686	653,629
Pregis TopCo LLC, Term Loan, 07/31/26(m)		87	83,333
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 02/05/23		1,483	1,413,593

			4,007,634

Diversified Consumer Services — 0.3%(i)
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 2.68%, 04/04/24		988	953,480
APX Group, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.18% - 7.25%, 12/31/25		126	116,455
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 11/07/23		677	655,473
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.18%, 01/29/27		233	228,242
Mileage Plus Holdings LLC, Term Loan, 06/25/27(m)		627	622,034
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 6.50%, 12/07/24		452	414,026
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 5.68% - 6.26%, 08/04/25		346	250,139
Sotheby’s, Inc., Term Loan B, 01/15/27(m)		941	877,163
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		359	340,943
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 3.93%, 03/19/26		419	405,187

			4,863,142

Security		Par (000)	Value

Diversified Financial Services — 0.5%(i)
Advisor Group Holdings, Inc., Term Loan, 07/31/26(m)	USD	389	$359,352
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.26%, 10/30/26		495	476,522
BW Gas & Convenience Holdings LLC, Term Loan, (LIBOR USD 1 Month + 6.25%), 6.43%, 11/13/26		215	206,756
Connect Finco SARL, Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.50%, 12/11/26		2,680	2,514,020
Deerfield Dakota Holding LLC, Term Loan, 04/09/27(m)		919	891,232
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 07/11/25		881	786,932
McDermott Lealand Finance, Inc., Term Loan, (LIBOR USD 6 Month + 4.00%), 4.18%, 06/30/25		109	218,260
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 2.68% - 3.52%, 01/23/25(c)		464	407,958
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.94%, 12/22/24		685	636,544
VS Buyer LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 02/28/27		585	562,615
Ziggo Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 2.68%, 04/30/28		336	316,147

			7,376,338

Diversified Telecommunication Services — 0.5%(i)
Altice Financing SA, Term Loan, 01/31/26(m)		486	457,837
Altice Financing SA, Term Loan B, 07/15/25(m)		411	387,933
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.18%, 08/14/26		831	797,592
Iridium Satellite LLC, Term Loan, 11/04/26(m)		456	446,667
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.98%, 03/01/27		498	470,486
Ligado Networks LLC, 1st Lien Term Loan, (LIBOR USD + 0.00%), 0.00%, 12/07/20(f)(l)		75	65,150
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 11/15/24		868	829,863
Northwest Fiber LLC, Term Loan, (LIBOR USD 6 Month + 5.50%), 5.67% - 5.67%, 04/30/27(c)		232	229,680
Zayo Group LLC, Term Loan, 03/09/27(m)		3,499	3,313,640

			6,998,848

Electric Utilities — 0.1%(i)
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.18%, 01/15/25		225	216,390
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 12/13/25		112	106,898
PGE Corp., Term Loan, (LIBOR USD 3 Month + 4.50%), 5.50%, 06/23/25		767	752,619

			1,075,907

Electrical Equipment — 0.1%(i)
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 02/12/25		464	450,756
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.57%, 09/13/24		1,071	1,028,576

			1,479,332

23

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (LIBOR USD 3 Month + 5.00%), 3.18%, 06/28/24(i)	USD	326	$322,950

Entertainment — 0.2%(i)
Creative Artists Agency LLC, Term Loan C9, (LIBOR USD 1 Month + 3.75%), 3.93%, 11/27/26		537	506,826
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 07/03/24		588	500,668
Live Nation Entertainment, Inc., Term Loan B, 10/19/26(m)		628	575,823
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.01%, 05/30/25		36	34,853
UFC Holdings LLC, Term Loan, 04/29/26(m)		174	165,450
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/18/25		1,080	876,883

			2,660,503

Equity Real Estate Investment Trusts (REITs) — 0.1%(i)
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.44%, 08/09/26(c)		276	255,352
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 08/21/25		513	481,805
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.18%, 05/11/24		131	122,757

			859,914

Food & Staples Retailing — 0.1%(i)
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 3.87%, 05/23/25		115	109,008
H-Food Incremental, Term Loan, 05/23/25(m)		295	280,837
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 1.93%, 06/27/23		965	904,582
(LIBOR USD 3 Month + 2.00%), 3.07%, 08/14/26		222	206,689

			1,501,116

Food Products — 0.4%(i)
1011778 BC ULC, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 1.93%, 11/19/26		699	661,632
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 10/01/25		354	343,009
B&G Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.68%, 10/10/26		70	68,926
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.50%, 10/10/23		1,015	974,099
Froneri International Ltd., 2nd Lien Term Loan, 01/31/28(m)		168	159,014
Froneri International Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 01/29/27		1,543	1,447,847
Hostess Brands LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00% - 3.01%, 08/03/25		329	316,994
JBS USA LUX SA, Term Loan, (LIBOR USD 3 Month + 2.00%), 3.07%, 05/01/26		121	115,413
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 05/15/24		332	319,458
Pathway Vet Alliance LLC, Term Loan(m):
03/31/27		11	10,656
03/31/27		135	131,108

Security		Par (000)	Value

Food Products (continued)
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.58%, 08/28/24	USD	754	$563,010

			5,111,166

Health Care Equipment & Supplies — 0.2%(i)
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.00%, 06/15/21		728	698,411
Sotera Health Holdings LLC, Term Loan, 12/11/26(m)		1,669	1,627,078

			2,325,489

Health Care Providers & Services — 0.5%(i)
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		486	466,222
Azalea TopCo, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.26%, 07/24/26(c)		679	657,054
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%, 06/07/23		415	399,254
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/31/25		426	378,892
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 10/10/25		586	382,159
Eyecare Partners LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 4.82%, 02/18/27		312	280,500
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.44%, 07/02/25		497	479,843
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 03/13/25		563	550,744
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 3.75%, 06/07/23		107	101,467
nThrive, Inc., 1st Lien Term Loan, 10/20/22(m)		326	267,071
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.68%, 08/06/26		654	633,899
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(m)		912	850,632
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/06/24		218	165,978
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.24%, 01/08/27		604	586,578
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 12/02/24		343	328,048
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 5.50% - 5.57%, 08/13/26		345	338,975

			6,867,316

Health Care Technology — 0.1%(i)
Change Healthcare Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.50%), 3.50%, 03/01/24		918	879,627
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 10/10/25		383	364,672

			1,244,299

Hotels, Restaurants & Leisure — 0.5%(i)
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 3.93%, 02/02/26		250	216,080
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD 3 Month + 3.75%), 4.75%, 10/19/24(c)		271	268,290
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 2.86%, 10/19/24		247	233,591

24

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 2.36%, 09/15/23	USD	257	$240,713
Caesars Resort Collection LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%), 2.93%, 12/23/24		852	755,581
06/19/25(m)		905	849,008
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.00%, 04/18/24		637	578,253
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.25%, 04/17/24		72	70,937
Flutter Entertainment plc, Term Loan, (LIBOR USD 3 Month + 3.50%), 3.81%, 07/10/25		298	295,429
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 2.18%, 11/30/23		492	465,316
Golden Nugget Online Gaming, Inc., Term Loan, (LIBOR USD 6 Month + 12.00%), 13.00%, 10/04/23(c)		58	61,313
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(m)		578	456,697
IRB Holding Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 3.75%, 02/05/25		551	507,218
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.94%, 04/03/25		409	391,323
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.00%, 08/06/21		262	253,949
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/29/24		102	85,989
Playtika Holding Corp., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/24		243	242,699
Scientific Games International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 2.93% - 3.61%, 08/14/24		227	200,149
Station Casinos LLC, Term Loan B, 02/08/27(m)		529	480,460
Whatabrands LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 2.93%, 07/31/26		429	410,085
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 05/30/25		149	140,060

			7,203,140

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan(i): 08/10/23(m)		119	116,283
(LIBOR USD 3 Month + 3.50%), 4.52% - 4.64%, 11/08/23		84	19,138
(LIBOR USD 3 Month + 8.00%), 9.02%, 11/08/24		5	681

			136,102

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan(i):
(LIBOR USD 1 Month + 2.25%), 2.43%, 04/05/26		611	588,517
(LIBOR USD 1 Month + 2.00%), 2.18%, 08/12/26		—(n)	402

			588,919

Industrial Conglomerates — 0.2%(i)
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.25%, 03/03/25		1,248	892,658
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.18%, 03/31/25(c)		417	396,346

Security		Par (000)	Value

Industrial Conglomerates (continued)
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.18%, 03/02/27	USD	1,692	$1,594,484

			2,883,488

Insurance — 0.5%(i)
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.44%, 05/09/25		164	156,328
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/09/25		855	808,892
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 01/25/24		805	780,663
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 02/12/27		343	326,983
AssuredPartners, Inc., Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.50%, 02/12/27		106	103,880
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 3.18%, 11/03/23		553	534,121
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 6.68%, 08/04/25		471	467,467
Hub International Ltd., Term Loan B:
(LIBOR USD 3 Month + 3.00%), 4.02%, 04/25/25		910	864,182
(LIBOR USD 3 Month + 4.00%), 5.00%, 04/25/25		239	234,037
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 12/31/25		431	405,637
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.18%, 09/03/26		666	637,360
Sedgwick Claims Management Services, Term Loan, (LIBOR USD 1 Month + 4.25%), 4.43%, 09/03/26		241	233,368
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.31%, 05/16/24		1,279	1,211,575
USI, Inc., Term Loan B, (LIBOR USD 3 Month + 4.00%), 4.31%, 12/02/26		88	84,860

			6,849,353

IT Services — 1.1%(i)
Ancestry.com Operations, Inc., Term Loan B:
(LIBOR USD 1 Month + 3.75%), 4.75%, 10/19/23(c)		729	695,864
(LIBOR USD 1 Month + 4.25%), 5.25%, 08/27/26		149	140,595
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.25%), 4.25%, 09/19/24		793	769,652
(LIBOR USD 3 Month + 7.00%), 8.00%, 09/19/25		211	209,541
Boxer Parent Co., Inc., Term Loan B, 10/02/25(m)		620	585,327
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.18%, 10/30/26		1,258	1,216,055
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 04/29/24		669	645,735
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 06/01/22		678	662,626
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 11/27/24		202	194,602

25

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 12/01/23	USD	1,171	$1,124,411
IG Investments Holdings LLC, Term Loan, 05/23/25(m)		621	575,305
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 11/29/24		461	429,229
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 7.43%, 12/01/25		197	174,050
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 7.59%, 08/01/25		168	71,750
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 3.81%, 08/01/24		173	137,612
Presidio Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.27%, 01/22/27		252	242,128
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 02/12/27		779	674,943
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.00%, 11/03/23		85	80,834
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 2.93%, 03/03/23		757	728,859
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.25%, 09/30/22		916	892,865
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/16/25		329	314,373
SS&C Technologies Holdings, Inc., Term Loan B5, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/16/25		329	313,631
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 11/16/26		1,010	964,197
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.68%, 08/27/25		677	652,786
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 07/02/25		1,238	1,164,120
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 05/15/26		1,160	1,108,400

			14,769,490

Life Sciences Tools & Services — 0.1%(i)
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 8.00%, 08/30/25		60	57,030
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.25%, 11/21/24		561	545,371
eResearchTechnology, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 02/04/27		520	507,954
IQVIA, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 03/07/24		61	59,094

			1,169,449

Machinery — 0.3%
Gates Global LLC, Term Loan B, 04/01/24(i)(m)		949	911,819
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 03/01/27(i)		697	662,002
Terex Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 3.50%, 01/31/24(c)(i)		70	68,710
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.36%, 03/28/25(i)		1,707	1,557,421
Vertical Midco GmbH, 1st Lien Term Loan, 0.00%, 07/14/27(o)		465	458,025

			3,657,977

Security		Par (000)	Value

Media — 0.7%(i)
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.00%, 07/12/24	USD	342	$325,100
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 05/01/24		135	131,561
Charter Communications Operating LLC, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/30/25		414	397,861
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.26%, 08/21/26		1,648	1,489,853
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.68%, 04/15/27		1,194	1,130,005
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 08/24/26		104	84,334
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.42%, 02/07/24		213	205,734
Intelsat Jackson Holdings SA, Term Loan:
07/13/21(m)		25	25,434
(LIBOR USD 1 Month + 4.75%), 8.00%, 11/27/23		145	144,004
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 5.18%, 10/15/26		529	523,710
Learfield Communications LLC, Term Loan, 12/01/23(m)		1,121	834,915
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 03/24/25		538	507,490
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 08/15/26(c)		217	207,220
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 09/18/26		457	433,988
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 3.75%, 02/01/24		690	657,464
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 4.43%, 12/17/26		639	608,169
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 09/28/23(c)		923	888,751
Virgin Media Bristol LLC, Term Loan, 01/31/28(m)		594	565,985
Xplornet Communications, Inc., Term Loan, 06/10/27(m)		1,178	1,122,045

			10,283,623

Metals & Mining — 0.1%(i)
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 4.86%, 07/31/25		714	652,911
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%, 03/08/24		975	748,166

			1,401,077

Multiline Retail — 0.0%(i)
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 7.50%, 10/25/23		506	127,993
Neiman Marcus Group Ltd. LLC, Term Loan:
(LIBOR USD 1 Month + 12.75%), 10.89% - 14.00%, 10/07/20		102	103,646
05/08/25(c)(m)		148	149,607

			381,246

26

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 3.37%, 11/28/24(i)	USD	489	$473,312

Oil, Gas & Consumable Fuels — 0.1%(i)
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21		860	38,708
EURO Garages Ltd., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25		995	931,874

			970,582

Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(i)(m)		1,297	1,239,171

Pharmaceuticals — 0.4%(i)
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 3.69%, 03/21/25		764	695,991
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.19%, 06/02/25		1,534	1,488,567
Catalent, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.25%, 05/18/26		574	566,302
Elanco Animal Health, Inc., Term Loan B, 02/04/27(m)		147	139,966
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 2.11%, 11/15/27		275	263,947
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.50%, 08/18/22		2,076	2,048,462
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.50%, 09/24/24		406	302,499

			5,505,734

Professional Services — 0.1%(i)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.18%, 02/06/26		1,501	1,459,251
STG-Fairway Holdings LLC, Term Loan B, 01/31/27(m)		405	376,930

			1,836,181

Road & Rail — 0.1%(i)
Lineage Logistics LLC, Term Loan, 02/27/25(m)		1,210	1,169,747
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 07/13/23		655	622,665

			1,792,412

Semiconductors & Semiconductor Equipment — 0.0%(i)
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.18%, 05/29/25		36	35,099
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.18%, 09/19/26		227	217,122

			252,221

Software — 1.4%
Castle US Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.75%), 4.06%, 01/29/27(i)		979	890,850
Cornerstone OnDemand, Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.35%, 04/22/27(i)		311	305,754
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 5.75%, 09/29/23(i)		531	422,903
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 4.06%, 04/17/26(i)		1,174	1,135,106

Security		Par (000)	Value

Software (continued)
Informatica LLC, Term Loan:
7.13%, 02/25/25(o)	USD	556	$555,305
(LIBOR USD 1 Month + 3.25%), 3.43%, 02/25/27(i)		1,727	1,649,252
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(i)(m)		2,653	2,647,659
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 1 Month + 8.25%), 9.25%, 11/01/24(i)		500	499,538
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 09/30/24(i)		1,000	971,306
MH Sub I LLC, Term Loan, 09/13/24(i)(m)		180	173,250
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 10/01/25(i)		1,878	1,832,466
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 10/12/23(i)		1,168	1,131,209
Severin Acquisition LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 08/01/25(i)		857	820,524
SolarWinds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 2.93%, 02/05/24(i)		640	619,398
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/16/25(i)		231	220,824
The Ultimate Software Group, Inc., Term Loan, 05/04/26(i)(m)		1,536	1,515,126
TIBCO Software, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 06/30/26(c)(i)		1,110	1,045,910
TIBCO Software, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 7.43%, 03/03/28(i)		880	842,926
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(i)(m)		1,477	1,428,060
Ultimate Software Group, Inc., Term Loan, 05/03/27(i)(m)		496	503,440

			19,210,806

Specialty Retail — 0.2%(i)
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 2.97%, 11/07/24		554	534,223
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.50%), 2.93%, 11/13/25		92	88,284
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.44%, 06/28/26		208	198,328
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 3 Month + 4.25%), 4.74% - 4.61%, 08/31/26		92	83,332
MED ParentCo LP, Term Loan, (LIBOR USD 3 Month + 4.25%), 4.61%, 08/31/26		526	474,944
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.75%, 08/18/21		395	355,232
PetSmart, Inc., Term Loan, 03/11/22(m)		1,141	1,124,237

			2,858,580

Technology Hardware, Storage & Peripherals — 0.1%(i)
Electronics for Imaging, Inc., Term Loan, 07/23/26(c)(m)		608	473,906
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 04/29/23		494	479,789

			953,695

27

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors — 0.1%
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 10/17/23(i)	USD	742	$716,039

Wireless Telecommunication Services — 0.2%(i)
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 3.80%, 05/27/24		392	328,020
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 05/16/24		411	393,042
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(m)		677	650,355
T-Mobile USA, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.18%, 04/01/27		1,935	1,930,820

			3,302,237

Total Floating Rate Loan Interests — 11.6% (Cost: $170,240,954)			161,599,670

Foreign Agency Obligations — 1.4%

Chile — 0.2%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27		1,163	1,244,773
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)		1,176	1,265,082

			2,509,855

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	110,840
China Cinda Asset Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 4.45%(a)(j)	USD	200	200,625
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(j)		300	302,719
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	192,875
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		460	460,288

			1,267,347

Colombia — 0.2%
Ecopetrol SA:
6.88%, 04/29/30		1,146	1,313,603
5.88%, 05/28/45		630	662,130
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)		1,200	1,266,000

			3,241,733

France — 0.1%
Electricite de France SA:
(EUR Swap Annual 6 Year + 3.44%), 4.00%(a)(j)	EUR	300	345,600
(GBP Swap 13 Year + 3.96%), 6.00%(a)(j)	GBP	700	914,762
(EUR Swap Annual 5 Year + 3.20%), 3.00%(a)(j)	EUR	200	214,067
2.00%, 12/09/49		200	220,010

			1,694,439

India — 0.3%
Indian Oil Corp. Ltd., 4.75%, 01/16/24	USD	1,200	1,263,300
Oil India Ltd., 5.13%, 02/04/29		640	681,000
Power Finance Corp. Ltd.:
3.75%, 06/18/24		315	317,264

Security		Par (000)	Value

India (continued)
3.75%, 12/06/27	USD	303	$289,744
4.50%, 06/18/29		365	361,692
3.95%, 04/23/30		800	755,500
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		497	501,349

			4,169,849

Indonesia — 0.2%
Pertamina Persero PT:
4.30%, 05/20/23		569	599,584
4.15%, 02/25/60		682	667,541
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50		732	750,300

			2,017,425

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	225	247,322

Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27	USD	461	417,758
5.35%, 02/12/28		140	117,285

			535,043

Panama — 0.1%
Empresa de Transmision Electrica SA, 5.13%, 05/02/49		1,139	1,315,189

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 3.50%, 04/16/29		1,181	1,274,742

Sri Lanka — 0.1%
SriLankan Airlines Ltd., 7.00%, 06/25/24		1,700	864,909

Total Foreign Agency Obligations — 1.4% (Cost: $19,296,478)			19,137,853

Foreign Government Obligations — 0.4%

Indonesia — 0.1%
Pertamina Persero PT, 4.18%, 01/21/50		800	802,512

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		900	677,250

Mongolia — 0.0%
State of Mongolia, 8.75%, 03/09/24		256	275,840

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka:
6.85%, 03/14/24		200	138,000
6.35%, 06/28/24		200	138,000
6.83%, 07/18/26		1,000	652,500
7.85%, 03/14/29		200	130,000
7.55%, 03/28/30		2,600	1,670,500

			2,729,000

United Arab Emirates — 0.1%
United Arab Emirates Government Bond, 3.13%, 04/16/30		1,500	1,650,000

Total Foreign Government Obligations — 0.4% (Cost: $7,804,495)			6,134,602

		Shares

Investment Companies — 3.0%
Invesco Senior Loan ETF		123,131	2,628,847
iShares 0-5 Year High Yield Corporate Bond
ETF*		530,200	22,740,278

28

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies (continued)
iShares Floating Rate Bond ETF*	308,079	$15,585,716

Total Investment Companies — 3.0% (Cost: $43,077,300)		40,954,841

	Par (000)

Non-Agency Mortgage-Backed Securities — 2.2%

Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, 0.37%, 09/25/46(d)	2,588	2,341,818
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	2,194	1,443,180
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.87%, 03/01/24(b)(d)	965	972,355
MCM Trust, Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)	1,186	1,067,286

		5,824,639

Commercial Mortgage-Backed Securities — 1.6%
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(d)	861	745,464
BX Commercial Mortgage Trust, Series 2019- XL, Class G, 2.48%, 10/15/36(b)(d)	2,866	2,751,411
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 04/10/49(b)	1,000	667,730
Commercial Mortgage Trust, Series 2016- 667M, Class D, 3.28%, 10/10/36(b)(d)	1,000	938,415
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.21%, 06/15/57(d)	2,000	1,957,427
Series 2019-C17, Class C, 3.93%, 09/15/52	2,858	2,874,585
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(b)(d)	530	369,187
DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(c)(d)	990	943,539
GS Mortgage Securities Trust, Series 2015- GC32, Class D, 3.35%, 07/10/48	440	249,522
Hudson Yards Mortgage Trust, Series 2019- 55HY, Class F, 3.04%, 12/10/41(b)(d)	1,886	1,651,385
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(c)(d)	990	685,971
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(d)	510	389,046
Series 2015-C25, Class D, 3.07%, 10/15/48	650	490,973
USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(b)(d)	2,000	1,668,723
Velocity Commercial Capital Loan Trust(b)(d):
Series 2019-3, Class M2, 3.28%, 10/25/49	3,370	3,121,131
Series 2019-3, Class M3, 3.38%, 10/25/49	978	872,548
Wells Fargo Commercial Mortgage Trust(d):
Series 2015-C30, Class C, 4.65%, 09/15/58	1,000	915,243
Series 2016-NXS5, Class D, 5.14%, 01/15/59	750	545,552

		21,837,852

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.2%(d)
Benchmark Mortgage Trust, Series 2019-B13, Class XA, 1.27%, 08/15/57	USD	25,650	$1,901,912
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		8,700	335,530

			2,237,442

Total Non-Agency Mortgage-Backed Securities — 2.2% (Cost: $32,628,734)			29,899,933

	Beneficial Interest (000)

Other Interests — 0.0%(p)

Capital Markets — 0.0%
Millennium Corp. Claim(c)(f)		811	—

Total Other Interests — 0.0%			—

	Par (000)

Preferred Securities — 1.5%

Capital Trusts — 1.5%

Banks — 0.9%(i)(j)
Bank of America Corp.:
Series X, 6.25%		370	382,976
Series Z, 6.50%		30	32,240
Series AA, 6.10%		240	253,200
Series DD, 6.30%		60	66,583
Citigroup, Inc.:
Series Q, 5.95%		2,000	1,908,140
Series V, 4.70%		440	391,050
Huntington Bancshares, Inc., Series F, 5.63%		6,475	6,642,702
JPMorgan Chase & Co.:
Series FF, 5.00%		1,760	1,683,440
Series HH, 4.60%		406	362,355
Lloyds Banking Group plc, 6.41%(b)		100	107,885
Wells Fargo & Co., Series U, 5.87%		210	218,268

			12,048,839

Capital Markets — 0.3%
Morgan Stanley, Series J, 5.55%(i)(j)		5,000	4,595,970

Multi-Utilities — 0.3%
Sempra Energy, 4.88%(i)(j)		4,300	4,326,875

Total Capital Trusts — 1.5% (Cost: $20,980,334)			20,971,684

		Shares

Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170)(j)(q)		56,714	5,490

Total Preferred Stocks — 0.0% (Cost: $55,498)			5,490

Total Preferred Securities — 1.5% (Cost: $21,035,832)			20,977,174

29

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.1%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Variable Rate Notes, Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 3.33%, 07/25/30(a)	USD	1,500	$1,367,866

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $1,500,000)			1,367,866

	Shares

Warrants — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/17/20, 1 share for 1 warrant, Expires 06/30/23, Strike Price USD 0.01)		18,140	67,844

Total Warrants — 0.0%			67,844

Total Long-Term Investments — 95.9% (Cost: $1,345,565,876)			1,331,560,377

Security	Shares	Value

Short-Term Securities — 4.8%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%*	65,285,757	$65,285,757
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.05%	1,241,181	1,241,181

Total Short-Term Securities — 4.8% (Cost: $66,526,938)		66,526,938

Total Options Purchased — 0.0% (Cost: $1,333,100)		273,477

Total Investments Before Options Written — 100.7% (Cost: $1,413,425,914)		1,398,360,792

Total Options Written — (0.0)%
(Premium Received — $320,272)		(44,088)

Total Investments Net of Options Written — 100.7% (Cost: $1,413,105,642)		1,398,316,704

Liabilities in Excess of Other Assets — (0.7)%		(10,171,764)

Net Assets — 100.0%		$1,388,144,940

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Convertible security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Amount is less than 500.
(o)	Fixed rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,490, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.

(r)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	124,707,965	—	(59,422,208)	65,285,757	$65,285,757	$997,580	$303		$—
iShares 0-5 Year High Yield Corporate Bond ETF	530,200	—	—	530,200	22,740,278	946,366	—		(1,908,720)
iShares Floating Rate Bond ETF	491,932	—	(183,853)	308,079	15,585,716	370,356	(1,106,413)		(140,971)
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	32,813	—	(32,813)	—	—	81,430	(484,137)		(225,261)

					$103,611,751	$2,395,732	$(1,590,247)		$(2,274,952)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

30

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

31

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	131	09/21/20	$23,392	$(21,714)
U.S. Treasury 2 Year Note	170	09/30/20	37,541	1,088
U.S. Treasury 5 Year Note	201	09/30/20	25,274	39,786

				19,160

Short Contracts
Euro-Bobl	14	09/08/20	2,123	(13,270)
Euro-Bund	10	09/08/20	1,983	(28,118)
Euro-Schatz	1	09/08/20	126	(164)
U.S. Treasury 10 Year Note	50	09/21/20	6,959	(24,404)
U.S. Treasury 10 Year Ultra Note	170	09/21/20	26,772	(81,785)
U.S. Treasury Ultra Bond	1	09/21/20	218	(1,088)
Long Gilt	2	09/28/20	341	(1,861)

				(150,690)

				$(131,530)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	301,000	USD	337,421	Goldman Sachs International	07/06/20	$780
EUR	250,000	USD	280,651	Bank of America NA	07/17/20	318
EUR	50,000	USD	56,127	Barclays Bank plc	07/17/20	67
EUR	800,000	USD	896,316	JPMorgan Chase Bank NA	07/17/20	2,785
USD	22,506	EUR	20,000	Bank of America NA	07/17/20	28
USD	79,757,690	EUR	70,460,000	Barclays Bank plc	07/17/20	569,411
USD	1,911,950	EUR	1,700,000	Citibank NA	07/17/20	1,362
USD	157,972	EUR	140,000	Deutsche Bank AG	07/17/20	629
USD	33,882	EUR	30,000	Morgan Stanley & Co. International plc	07/17/20	166
USD	3,501,351	GBP	2,800,000	Bank of America NA	07/17/20	31,526
USD	384,233	GBP	310,000	Deutsche Bank AG	07/17/20	74
USD	225,179	GBP	180,000	Morgan Stanley & Co. International plc	07/17/20	2,119
USD	7,895,161	GBP	6,240,000	Standard Chartered Bank	07/17/20	162,409
USD	601,949	GBP	480,000	UBS AG	07/17/20	7,122

						778,796

USD	356,187	EUR	320,000	JPMorgan Chase Bank NA	07/06/20	(3,362)
USD	493,689	EUR	440,000	Bank of America NA	07/17/20	(816)
USD	9,495,895	EUR	8,470,000	BNP Paribas SA	07/17/20	(23,331)
USD	8,146,921	EUR	7,270,000	Deutsche Bank AG	07/17/20	(23,654)
USD	123,492	EUR	110,000	Morgan Stanley & Co. International plc	07/17/20	(135)
USD	792,767	GBP	640,000	Bank of America NA	07/17/20	(335)
USD	337,639	EUR	301,000	Goldman Sachs International	08/05/20	(799)
USD	106,441	EUR	94,680	Bank of America NA	09/15/20	(113)
USD	2,129,305	HKD	16,525,000	Bank of America NA	09/15/20	(1,832)
USD	2,129,765	HKD	16,528,255	Morgan Stanley & Co. International plc	09/15/20	(1,791)
USD	568,913	JPY	61,790,000	Goldman Sachs International	09/15/20	(3,937)
USD	568,976	JPY	61,791,620	Morgan Stanley & Co. International plc	09/15/20	(3,889)

						(63,994)

32

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	9	09/18/20	USD	3,400.00	USD	2,790	$17,955
S&P 500 Index	5	12/18/20	USD	3,500.00	USD	1,550	17,400

							35,355

Put
SPDR S&P 500 ETF Trust	1,868	07/02/20	USD	300.00	USD	57,602	113,014

							$148,369

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap(a)	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	01/15/21	2.50%	USD	57,250	$12,401
30-Year Interest Rate Swap(a)	2.50%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/13/21	2.50	USD	18,000	112,707

										$125,108

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	9	09/18/20	USD	3,500.00	USD	2,790	$(9,045)
S&P 500 Index	5	12/18/20	USD	3,600.00	USD	1,550	(9,825)

							(18,870)

Put
SPDR S&P 500 ETF Trust	1,868	07/02/20	USD	290.00	USD	57,602	(25,218)

							$(44,088)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000	) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.34.V1	1.00%	Quarterly	06/20/25	BBB		USD	31,000		$370,078	$148,524	$221,554

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	140	$(9,940)	$(17,138)	$7,198
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	110	(7,810)	(11,089)	3,279

33

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	USD	57	$9,586	$13,586	$(4,000)
Nordstrom, Inc.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	67	11,253	15,916	(4,663)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	87	1,162	2,069	(907)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	83	1,111	2,178	(1,067)

							$5,362	$5,522	$(160)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	16		$(2,444)	$(1,453)	$(991)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR	EUR	33		(5,050)	(2,891)	(2,159)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	33		(5,055)	(2,893)	(2,162)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	20		(3,033)	(1,625)	(1,408)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	13		(2,022)	(1,083)	(939)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	NR	EUR	160		(28,953)	(17,920)	(11,033)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc	12/20/23	NR	USD	30		(1,971)	(1,598)	(373)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	80		(15,530)	4,426	(19,956)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	200		(38,825)	8,448	(47,273)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	20		(3,882)	634	(4,516)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	100		(19,412)	—	(19,412)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60		(11,647)	(719)	(10,928)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB	EUR	100		(8,534)	2,992	(11,526)
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/25	B	EUR	100		(7,894)	(6,690)	(1,204)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/25	B-	EUR	100		(20,040)	(11,151)	(8,889)
Intrum AB	5.00	Quarterly	Citibank NA	06/20/25	BB	EUR	100		(9,403)	(7,285)	(2,118)
Rolls-Royce plc	1.00	Quarterly	Citibank NA	06/20/25	BB	EUR	38		(5,909)	(6,793)	884
Rolls-Royce plc	1.00	Quarterly	Citibank NA	06/20/25	BB	EUR	82		(12,959)	(14,897)	1,938
Rolls-Royce plc	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB	EUR	80		(12,579)	(11,773)	(806)
Tesco plc	1.00	Quarterly	Barclays Bank plc	12/20/25	BBB-	EUR	100		311	(2,344)	2,655
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	370		(14,586)	(31,945)	17,359

									$(229,417)	$(106,560)	$(122,857)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

34

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	0.30%

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

35

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$93,033,431	$10,685,770	$103,719,201
Common Stocks:
Building Products	7,455	—	—	7,455
Chemicals	562,019	—	—	562,019
Commercial Services & Supplies	—	—	9,816	9,816
Consumer Finance	11,744	—	—	11,744
Diversified Telecommunication Services	—	42,596	—	42,596
Energy Equipment & Services	302	—	—	302
Entertainment	154,623	—	—	154,623
Equity Real Estate Investment Trusts (REITs)	1,241,466	—	—	1,241,466
Health Care Providers & Services	—	—	4	4
Hotels, Restaurants & Leisure	377,046	—	—	377,046
Life Sciences Tools & Services	27,390	—	—	27,390
Machinery	—	7,075	—	7,075
Media	79,997	—	—	79,997
Metals & Mining	387,279	—	—	387,279
Pharmaceuticals	453,318	—	—	453,318
Software	148	—	—	148
Corporate Bonds:
Aerospace & Defense	—	27,744,617	—	27,744,617
Air Freight & Logistics	—	236,812	—	236,812
Airlines	—	2,447,325	—	2,447,325
Auto Components	—	14,085,662	—	14,085,662
Automobiles	—	8,998,570	—	8,998,570
Banks	—	63,889,291	—	63,889,291
Beverages	—	6,222,906	—	6,222,906
Biotechnology	—	2,065,215	—	2,065,215
Building Products	—	2,668,339	—	2,668,339
Capital Markets	—	25,389,147	—	25,389,147
Chemicals	—	21,019,560	—	21,019,560
Commercial Services & Supplies	—	16,005,637	—	16,005,637
Communications Equipment	—	4,094,892	—	4,094,892

36

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$4,855,542	$—	$4,855,542
Construction Materials	—	2,282,853	—	2,282,853
Consumer Finance	—	25,755,928	—	25,755,928
Containers & Packaging	—	13,129,423	—	13,129,423
Distributors	—	2,653,357	—	2,653,357
Diversified Consumer Services	—	2,292,349	—	2,292,349
Diversified Financial Services	—	20,372,169	—	20,372,169
Diversified Telecommunication Services	—	44,832,334	—	44,832,334
Electric Utilities	—	17,550,833	—	17,550,833
Electrical Equipment	—	1,636,132	—	1,636,132
Electronic Equipment, Instruments & Components	—	4,251,271	—	4,251,271
Energy Equipment & Services	—	3,694,304	—	3,694,304
Entertainment	—	7,166,498	—	7,166,498
Equity Real Estate Investment Trusts (REITs)	—	21,148,904	—	21,148,904
Food & Staples Retailing	—	3,114,888	—	3,114,888
Food Products	—	17,995,771	—	17,995,771
Gas Utilities	—	1,040,480	—	1,040,480
Health Care Equipment & Supplies	—	8,230,987	—	8,230,987
Health Care Providers & Services	—	26,855,927	—	26,855,927
Health Care Technology	—	1,101,034	—	1,101,034
Hotels, Restaurants & Leisure	—	38,099,547	—	38,099,547
Household Durables	—	5,524,793	—	5,524,793
Household Products	—	644,698	—	644,698
Independent Power and Renewable Electricity Producers	—	5,408,052	—	5,408,052
Industrial Conglomerates	—	1,566,770	—	1,566,770
Insurance	201,000	19,317,747	—	19,518,747
Interactive Media & Services	—	3,096,180	—	3,096,180
Internet & Direct Marketing Retail	—	7,039,381	—	7,039,381
IT Services	—	18,633,846	—	18,633,846
Leisure Products	—	1,214,752	—	1,214,752
Life Sciences Tools & Services	—	3,526,601	—	3,526,601
Machinery	—	7,244,010	—	7,244,010
Marine	—	207,848	—	207,848
Media	—	42,709,793	—	42,709,793
Metals & Mining	—	23,803,207	—	23,803,207
Multiline Retail	—	4,817,028	—	4,817,028
Multi-Utilities	—	1,907,335	—	1,907,335
Oil, Gas & Consumable Fuels	—	68,290,153	—	68,290,153
Paper & Forest Products	—	1,235,199	—	1,235,199
Personal Products	—	1,347,951	—	1,347,951
Pharmaceuticals	—	23,010,021	—	23,010,021
Professional Services	—	5,538,908	—	5,538,908
Real Estate Management & Development	—	135,704,097	—	135,704,097
Road & Rail	—	6,511,924	—	6,511,924
Semiconductors & Semiconductor Equipment	—	27,038,710	—	27,038,710
Software	—	17,285,229	—	17,285,229
Specialty Retail	—	10,146,394	—	10,146,394
Technology Hardware, Storage & Peripherals	—	3,390,113	—	3,390,113
Textiles, Apparel & Luxury Goods	—	1,675,184	—	1,675,184
Thrifts & Mortgage Finance	—	2,755,535	—	2,755,535
Tobacco	—	2,629,245	—	2,629,245
Trading Companies & Distributors	—	6,183,421	—	6,183,421
Transportation Infrastructure	—	2,691,632	—	2,691,632
Wireless Telecommunication Services	—	19,113,854	—	19,113,854
Floating Rate Loan Interests:
Aerospace & Defense	—	4,300,433	—	4,300,433
Airlines	—	1,999,463	—	1,999,463
Auto Components	—	1,665,534	—	1,665,534
Automobiles	—	672,119	—	672,119
Building Products	—	1,529,365	—	1,529,365
Capital Markets	—	775,263	151,785	927,048
Chemicals	—	4,925,725	330,119	5,255,844
Commercial Services & Supplies	—	6,829,584	211,001	7,040,585
Construction & Engineering	—	782,578	—	782,578
Construction Materials	—	2,297,913	—	2,297,913
Containers & Packaging	—	4,007,634	—	4,007,634

37

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$—	$4,863,142	$—	$4,863,142
Diversified Financial Services	—	6,968,380	407,958	7,376,338
Diversified Telecommunication Services	—	6,769,168	229,680	6,998,848
Electric Utilities	—	1,075,907	—	1,075,907
Electrical Equipment	—	1,479,332	—	1,479,332
Energy Equipment & Services	—	322,950	—	322,950
Entertainment	—	2,660,503	—	2,660,503
Equity Real Estate Investment Trusts (REITs)	—	604,562	255,352	859,914
Food & Staples Retailing	—	1,501,116	—	1,501,116
Food Products	—	5,111,166	—	5,111,166
Health Care Equipment & Supplies	—	2,325,489	—	2,325,489
Health Care Providers & Services	—	6,210,262	657,054	6,867,316
Health Care Technology	—	1,244,299	—	1,244,299
Hotels, Restaurants & Leisure	—	6,873,537	329,603	7,203,140
Household Durables	—	136,102	—	136,102
Independent Power and Renewable Electricity Producers	—	588,919	—	588,919
Industrial Conglomerates	—	2,487,142	396,346	2,883,488
Insurance	—	6,849,353	—	6,849,353
IT Services	—	14,073,626	695,864	14,769,490
Life Sciences Tools & Services	—	1,169,449	—	1,169,449
Machinery	—	3,589,267	68,710	3,657,977
Media	—	9,187,652	1,095,971	10,283,623
Metals & Mining	—	1,401,077	—	1,401,077
Multiline Retail	—	231,639	149,607	381,246
Multi-Utilities	—	473,312	—	473,312
Oil, Gas & Consumable Fuels	—	970,582	—	970,582
Personal Products	—	1,239,171	—	1,239,171
Pharmaceuticals	—	5,505,734	—	5,505,734
Professional Services	—	1,836,181	—	1,836,181
Road & Rail	—	1,792,412	—	1,792,412
Semiconductors & Semiconductor Equipment	—	252,221	—	252,221
Software	—	18,164,896	1,045,910	19,210,806
Specialty Retail	—	2,858,580	—	2,858,580
Technology Hardware, Storage & Peripherals	—	479,789	473,906	953,695
Trading Companies & Distributors	—	716,039	—	716,039
Wireless Telecommunication Services	—	3,302,237	—	3,302,237
Foreign Agency Obligations	—	19,137,853	—	19,137,853
Foreign Government Obligations	—	6,134,602	—	6,134,602
Investment Companies	40,954,841	—	—	40,954,841
Non-Agency Mortgage-Backed Securities	—	27,203,137	2,696,796	29,899,933
Preferred Securities	—	20,977,174	—	20,977,174
U.S. Government Sponsored Agency Securities	—	1,367,866	—	1,367,866
Warrants	—	67,844	—	67,844
Short-Term Securities	66,526,938	—	—	66,526,938
Options Purchased:
Equity contracts	148,369	—	—	148,369
Interest rate contracts	—	125,108	—	125,108
Unfunded Floating Rate Loan Interests (a)	—	910	—	910
Liabilities:
Unfunded Floating Rate Loan Interests (a)	—	(10,993)	—	(10,993)

	$111,133,935	$1,267,325,522	$19,891,252	$1,398,350,709

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$254,867	$—	$254,867
Foreign currency exchange contracts	—	778,796	—	778,796
Interest rate contracts	40,874	—	—	40,874
Liabilities:
Credit contracts	—	(156,330)	—	(156,330)
Equity contracts	(44,088)	—	—	(44,088)
Foreign currency exchange contracts	—	(63,994)	—	(63,994)
Interest rate contracts	(172,404)	—	—	(172,404)

	$(175,618)	$813,339	$—	$637,721

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Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Income Fund

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total

Investments:
Assets:
Opening balance, as of September 30, 2019	$6,491,103	$67,907	$8,561,187	$3,182,368	$18,302,565
Transfers into level 3	—	27	3,147,182	2,060,665	5,207,874
Transfers out of level 3	—	—	(2,918,331)	—	(2,918,331)
Accrued discounts/premiums	(1,272)	—	13,495	5,315	17,538
Net realized gain (loss)	1,129	(29,093)	(725,825)	4,800	(748,989)
Net change in unrealized appreciation (depreciation) (a)	(449,838)	12,987	(310,506)	(583,547)	(1,330,904)
Purchases	6,142,582	—	8,329,042	—	14,471,624
Sales	(1,497,934)	(42,008)	(9,597,378)	(1,972,805)	(13,110,125)

Closing balance, as of June 30, 2020	$10,685,770	$9,820	$6,498,866	$2,696,796	$19,891,252

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020 (a)	$(453,156)	$3,118	$(325,259)	$(583,547)	$(1,358,844)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

39